UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05624

MORGAN STANLEY INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-548-7786

Date of fiscal year end:	12/31

Date of reporting period:	9/30/09

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (91.4%)
Australia (5.1%)
AGL Energy Ltd.	13,793	$166
Alumina Ltd. (a)	139,066	225
Amcor Ltd.	73,213	354
AMP Ltd.	51,874	298
Aristocrat Leisure Ltd.	5,450	25
ASX Ltd.	2,832	88
Australia & New Zealand Banking Group Ltd.	40,979	882
AXA Asia Pacific Holdings Ltd.	15,474	60
Bendigo & Adelaide Bank Ltd.	4,905	41
BGP Holdings plc (a)(d)	72,261	—
BHP Billiton Ltd.	291,892	9,716
Billabong International Ltd. (c)	3,022	32
BlueScope Steel Ltd.	80,548	208
Boral Ltd.	51,881	279
Brambles Ltd.	35,595	254
Caltex Australia Ltd. (a)(c)	11,082	118
CFS Retail Property Trust REIT	31,948	57
Coca-Cola Amatil Ltd.	16,505	143
Cochlear Ltd.	924	54
Commonwealth Bank of Australia	26,065	1,190
Computershare Ltd.	8,016	79
Crown Ltd.	7,679	61
CSL Ltd.	13,430	396
CSR Ltd.	51,295	85
Dexus Property Group REIT	50,456	38
Fairfax Media Ltd. (c)	37,059	56
Fortescue Metals Group Ltd. (a)	117,909	397
Foster’s Group Ltd.	57,016	279
Goodman Fielder Ltd.	23,903	35
GPT Group REIT	72,261	44
Harvey Norman Holdings Ltd.	8,905	34
Incitec Pivot Ltd.	145,996	365
Insurance Australia Group Ltd.	53,694	179
James Hardie Industries N.V. CDI (a)(c)	37,985	263
Leighton Holdings Ltd.	5,464	174
Lend Lease Corp. Ltd.	11,930	112
Lion Nathan Ltd.	4,844	49
Macquarie Airports	11,500	29
Macquarie Group Ltd.	7,701	399
Macquarie Infrastructure Group	70,911	92
Metcash Ltd.	13,117	52
Mirvac Group REIT	18,442	27
National Australia Bank Ltd.	32,949	894
Newcrest Mining Ltd.	42,925	1,208
Nufarm Ltd.	12,236	123
OneSteel Ltd.	73,773	197
Orica Ltd.	30,759	638
Origin Energy Ltd.	25,507	367
OZ Minerals Ltd. (a)	257,244	259
Perpetual Ltd. (c)	681	24
Qantas Airways Ltd.	15,466	39
QBE Insurance Group Ltd.	24,116	512
Rio Tinto Ltd.	24,575	1,284
Santos Ltd.	18,197	244
Sims Metal Management Ltd.	13,564	273
Sonic Healthcare Ltd.	7,528	94
Stockland REIT	27,296	98
Suncorp-Metway Ltd.	24,815	194
TABCORP Holdings Ltd.	14,239	90
Tatts Group Ltd.	18,850	42
Telstra Corp. Ltd.	99,265	286
Toll Holdings Ltd.	15,586	117
Transurban Group	30,929	112
Wesfarmers Ltd.	31,670	741
Westfield Group REIT	34,221	420
Westpac Banking Corp.	50,781	1,176
Woodside Petroleum Ltd.	16,215	746
Woolworths Ltd.	34,418	888
WorleyParsons Ltd.	2,684	70
		28,571
Austria (0.7%)
Erste Group Bank AG	19,466	870
OMV AG (c)	21,654	874
Raiffeisen International Bank Holding AG (c)	5,501	359
Telekom Austria AG	32,532	586
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	7,008	354
Vienna Insurance Group	4,033	230
Voestalpine AG	12,630	451
		3,724
Belgium (0.5%)
Anheuser-Busch InBev N.V.	17,244	788
Anheuser-Busch InBev N.V. VVPR (a)	17,784	—	@
Belgacom S.A.	6,959	271
Fortis (a)	23,445	110
Groupe Bruxelles Lambert S.A.	7,682	710
Nationale a Portefeuille	3,343	182
Solvay S.A., Class A (c)	3,489	362
UCB S.A. (c)	4,984	210
Umicore (c)	7,292	218
		2,851
Brazil (2.8%)
All America Latina Logistica S.A.	43,200	336
Banco Bradesco S.A. (Preference)	69,981	1,396
Banco do Brasil S.A.	47,700	845
BM&F Bovespa S.A.	53,700	397
Bradespar S.A. (Preference)	8,123	149
BRF-Brasil Foods S.A. (a)	31,524	836
Centrais Electricas Brasileiras S.A. (Preference), Class B	37,381	524
Cia Energetica de Minas Gerais S.A. (Preference)	23,721	359
Cia Siderurgica Nacional S.A.	19,500	597
Cyrela Brazil Realty S.A.	71,400	935
Empresa Brasileira de Aeronautica S.A. (a)	22,600	130
Gerdau S.A. (Preference)	22,140	298
Investimentos Itau S.A. (Preference)	91,929	556

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Brazil (cont’d)
Itau Unibanco Holding S.A. (Preference)	74,583	$1,507
Lojas Renner S.A.	48,400	843
Petroleo Brasileiro S.A. (Preference)	113,281	2,231
Petroleo Brasiliero S.A. Petrobas	80,800	1,857
Redecard S.A.	14,900	230
Tele Norte Leste Participacoes S.A. (Preference)	19,542	368
Usinas Siderurgicas de Minas Gerais S.A. (Preference), Class A	11,144	295
Vale S.A.	23,400	543
Vale S.A. (Preference), Class A	34,519	714
		15,946
Canada (0.1%)
Thomson Reuters Corp.	13,439	451

Denmark (0.6%)
AP Moller - Maersk A/S, Class B	89	612
DSV A/S (a)	14,550	259
Novo-Nordisk A/S, Class B	22,177	1,389
Novozymes A/S, Class B	2,726	257
Vestas Wind Systems A/S (a)	11,312	818
		3,335
Finland (1.2%)
Fortum Oyj	25,968	666
Kesko Oyj, Class B	10,179	341
Kone Oyj, Class B	10,389	382
Metso Oyj (c)	10,735	302
Neste Oil Oyj	7,856	145
Nokia Oyj	195,343	2,873
Outokumpu Oyj (c)	9,511	179
Rautaruukki Oyj (c)	5,946	143
Sampo Oyj, Class A	20,608	519
Stora Enso Oyj, Class R (a)(c)	40,132	279
UPM-Kymmene Oyj (c)	34,907	419
Wartsila Oyj (c)	4,723	189
		6,437
France (7.5%)
Accor S.A. (c)	7,917	441
Air Liquide S.A.	12,978	1,477
Alcatel-Lucent (a)(c)	58,468	262
Alstom S.A.	11,684	853
ArcelorMittal	37,233	1,392
Atos Origin S.A. (a)	975	49
AXA S.A.	71,356	1,932
BNP Paribas (c)	54,189	4,330
Bouygues S.A. (c)	12,378	629
Cap Gemini S.A.	5,854	307
Carrefour S.A.	41,238	1,871
Casino Guichard Perrachon S.A. (c)	4,831	383
Cie de Saint-Gobain (c)	13,378	694
Cie Generale d’Optique Essilor International S.A. (c)	11,209	639
CNP Assurances	2,193	223
Compagnie Generale des Etablissements Michelin, Class B	6,205	487
Credit Agricole S.A. (c)	34,438	720
Dassault Systemes S.A. (c)	2,530	141
Electricite de France	187	11
Eurazeo	1,989	130
European Aeronautic Defense & Space Co. N.V.	10,748	241
Fonciere Des Regions REIT	1,185	138
France Telecom S.A.	62,962	1,677
GDF Suez S.A. (c)	21,970	976
Gecina S.A. REIT (c)	954	114
Groupe Danone S.A.	12,211	736
Hermes International (c)	2,484	367
ICADE REIT	1,000	107
Imerys S.A. (c)	1,510	87
Klepierre REIT (c)	4,414	175
Lafarge S.A.	7,780	696
Lagardere S.C.A.	6,706	312
L’Oreal S.A.	2,329	232
LVMH Moet Hennessy Louis Vuitton S.A.	9,599	965
Neopost S.A. (c)	1,320	118
Pernod-Ricard S.A. (c)	1,182	94
Peugeot S.A. (a)	7,232	220
PPR (c)	1,910	245
Publicis Groupe (c)	3,254	130
Renault S.A. (a)	7,083	330
Safran S.A.	4,616	86
Sanofi-Aventis S.A.	29,918	2,196
Schneider Electric S.A. (c)	12,292	1,246
SCOR SE	8,945	244
Societe BIC S.A.	1,379	98
Societe Generale	25,346	2,040
Societe Television Francaise 1	8,062	142
Sodexo (c)	3,803	228
Technip S.A.	5,631	360
Thales S.A. (c)	4,829	240
Total S.A.	109,076	6,481
Unibail-Rodamco SE REIT (c)	4,199	872
Vallourec S.A.	2,339	396
Veolia Environnement (c)	20,841	799
Vinci S.A.	12,359	699
Vivendi	30,945	957
		42,015
Germany (6.2%)
Adidas AG	6,743	357
Allianz SE (Registered)	15,376	1,921
BASF SE (c)	31,114	1,649
Bayer AG	30,681	2,126
Bayerische Motoren Werke AG (c)	587	28
Beiersdorf AG	1,968	116
Celesio AG (c)	3,757	104
Commerzbank AG (a)(c)	15,340	194
Daimler AG (c)	47,570	2,395
Deutsche Bank AG (Registered) (c)	25,646	1,968
Deutsche Boerse AG	9,411	769

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Germany (cont’d)
Deutsche Lufthansa AG (Registered)	9,453	$167
Deutsche Post AG (Registered) (c)	30,114	564
Deutsche Postbank AG (a)	3,201	113
Deutsche Telekom AG (c)	102,390	1,398
E.ON AG	116,081	4,923
Fresenius Medical Care AG & Co. KGaA	8,730	435
GEA Group AG	7,410	155
Henkel KGaA (Non-Voting Shares)	2,916	126
Hochtief AG	2,045	156
K&S AG (c)	12,979	708
Linde AG	4,441	481
MAN SE (c)	4,902	405
Merck KGaA	1,673	166
Metro AG (c)	10,612	600
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (c)	7,067	1,128
Porsche Automobil Holding SE (Non-Voting Shares) (c)	7,142	562
Puma AG Rudolf Dassler Sport	314	104
RWE AG (c)	17,690	1,643
RWE AG (Non-Voting Shares)	1,358	112
SAP AG (c)	31,205	1,520
Siemens AG (Registered) (c)	59,613	5,520
ThyssenKrupp AG	11,702	403
TUI AG (a)	5,333	55
Volkswagen AG (c)	7,151	1,175
Volkswagen AG (Non-Voting Shares)	5,422	631
		34,877
Greece (0.5%)
EFG Eurobank Ergasias S.A. (a)	33,678	530
Marfin Investment Group S.A. (a)	6,276	27
National Bank of Greece S.A. (a)	36,212	1,298
OPAP S.A.	9,080	234
Piraeus Bank S.A. (a)	39,421	731
Titan Cement Co., S.A.	3,950	136
		2,956
Hong Kong (3.9%)
Agile Property Holdings Ltd.	485,280	571
Bank of East Asia Ltd.	139,333	503
BOC Hong Kong Holdings Ltd. (c)	349,000	766
Cathay Pacific Airways Ltd. (a)	87,000	138
Chaoda Modern Agriculture Holdings Ltd. (c)	294,904	178
Cheung Kong Holdings Ltd.	121,000	1,536
Cheung Kong Infrastructure Holdings Ltd.	26,000	93
China Resources Enterprise Ltd.	170,000	495
China Resources Land Ltd.	241,000	528
China Travel International Investment Hong Kong Ltd.	1,278,000	252
CLP Holdings Ltd.	122,000	828
Esprit Holdings Ltd.	93,500	627
Hang Lung Group Ltd.	72,000	361
Hang Lung Properties Ltd.	431,500	1,590
Hang Seng Bank Ltd.	75,500	1,088
Henderson Land Development Co., Ltd.	96,000	632
Hong Kong & China Gas Co., Ltd.	259,000	654
Hong Kong Exchanges & Clearing Ltd.	64,600	1,171
HongKong Electric Holdings	78,000	428
Hopewell Holdings Ltd.	53,500	168
Hutchison Whampoa Ltd.	143,000	1,032
Hysan Development Co., Ltd.	49,664	124
Kerry Properties Ltd.	69,000	369
Li & Fung Ltd.	394,000	1,589
Li Ning Co. Ltd. (c)	156,000	480
Link (The) REIT	170,531	375
MTR Corp.	94,890	329
New World Development Ltd.	224,853	484
Noble Group Ltd.	64,000	111
NWS Holdings Ltd.	11,219	22
Shangri-La Asia Ltd.	10,000	19
Sino Land Co., Ltd.	154,050	276
Sun Hung Kai Properties Ltd.	155,500	2,291
Swire Pacific Ltd., Class A	69,000	811
Wharf Holdings Ltd.	124,000	658
Wheelock & Co., Ltd.	86,000	282
Wing Hang Bank Ltd.	12,000	118
Yue Yuen Industrial Holdings Ltd. (c)	42,500	118
		22,095
Indonesia (0.9%)
Astra Agro Lestari Tbk PT	32,500	71
Astra International Tbk PT	582,500	2,010
Bank Central Asia Tbk PT	886,500	424
Bank Danamon Indonesia Tbk PT	233,500	120
Bank Mandiri Tbk PT	497,000	242
Bank Rakyat Indonesia Tbk PT	422,000	327
Bumi Resources Tbk PT	1,255,000	419
Indosat Tbk PT	115,500	65
International Nickel Indonesia Tbk PT (a)	172,500	74
Lippo Karawaci Tbk PT (a)	778,500	54
Perusahaan Gas Negara PT	717,000	271
Semen Gresik Persero Tbk PT	107,000	70
Tambang Batubara Bukit Asam Tbk PT	61,000	89
Telekomunikasi Indonesia Tbk PT	728,000	651
Unilever Indonesia	137,000	152
United Tractors Tbk PT	116,000	187
		5,226
Ireland (0.1%)
Experian plc	34,498	290

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Italy (1.6%)
Alleanza Assicurazioni S.p.A.	23,124	$209
Assicurazioni Generali S.p.A. (c)	55,386	1,518
Banco Popolare S.C. (a)	441	4
Enel S.p.A.	3,756	24
ENI S.p.A.	156,128	3,902
Intesa Sanpaolo S.p.A. (a)	471,215	2,084
Mediobanca S.p.A.	5,584	76
Telecom Italia S.p.A.	10,225	18
UniCredit S.p.A. (a)	335,679	1,312
Unione di Banche Italiane SCPA	468	7
		9,154
Japan (22.0%)
77 Bank Ltd. (The)	40,000	228
Acom Co., Ltd. (c)	2,180	34
Advantest Corp. (c)	15,090	419
Aeon Co., Ltd. (c)	30,500	292
Aeon Credit Service Co., Ltd. (c)	2,600	26
Aeon Mall Co., Ltd.	400	8
Aioi Insurance Co., Ltd. (c)	3,000	15
Ajinomoto Co., Inc.	50,400	505
Amada Co., Ltd.	22,000	148
Aozora Bank Ltd. (a)	3,100	5
Asahi Breweries Ltd. (c)	15,400	282
Asahi Glass Co., Ltd.	91,800	741
Asahi Kasei Corp.	90,000	458
Astellas Pharma, Inc.	31,100	1,278
Bank of Kyoto Ltd. (The)	16,000	147
Bank of Yokohama Ltd. (The)	97,000	476
Benesse Holdings, Inc.	4,200	206
Bridgestone Corp.	60,600	1,088
Canon, Inc.	78,500	3,174
Casio Computer Co., Ltd. (c)	26,500	216
Central Japan Railway Co.	99	711
Chiba Bank Ltd. (The)	41,000	254
Chubu Electric Power Co., Inc. (c)	37,000	899
Chugai Pharmaceutical Co., Ltd. (c)	16,207	335
Chuo Mitsui Trust Holdings, Inc. (c)	36,545	136
Citizen Holdings Co., Ltd. (c)	29,500	166
Coca-Cola West Co., Ltd.	600	12
Credit Saison Co., Ltd.	4,900	58
Dai Nippon Printing Co., Ltd.	30,600	421
Daicel Chemical Industries Ltd. (c)	12,000	72
Daiichi Sankyo Co., Ltd.	42,300	873
Daikin Industries Ltd. (c)	13,100	471
Daito Trust Construction Co., Ltd.	9,000	393
Daiwa House Industry Co., Ltd.	46,600	488
Daiwa Securities Group, Inc.	101,000	521
Denki Kagaku Kogyo KK (c)	36,000	148
Denso Corp. (c)	43,450	1,278
DIC Corp.	63,000	90
Dowa Holdings, Co., Ltd.	44,000	267
East Japan Railway Co.	24,600	1,770
Eisai Co., Ltd. (c)	14,402	542
FamilyMart Co., Ltd. (c)	4,200	135
Fanuc Ltd.	13,700	1,229
Fast Retailing Co., Ltd. (c)	5,900	747
Fuji Electric Holdings Co., Ltd. (c)	15,000	28
Fuji Media Holdings, Inc.	33	54
FUJIFILM Holdings Corp.	37,300	1,118
Fujitsu Ltd.	140,200	917
Fukuoka Financial Group, Inc.	58,000	241
Furukawa Electric Co., Ltd. (c)	46,800	190
Gunma Bank Ltd. (The)	2,000	11
Hachijuni Bank Ltd. (The)	2,000	11
Hirose Electric Co., Ltd. (c)	2,300	259
Hiroshima Bank Ltd. (The)	5,000	21
Hitachi Construction Machinery Co., Ltd.	3,100	67
Hitachi Ltd. (a)	255,000	784
Hokkaido Electric Power Co., Inc. (c)	7,800	162
Hokuhoku Financial Group, Inc.	108,000	253
Honda Motor Co., Ltd. (c)	103,604	3,191
Hoya Corp. (c)	31,400	742
Ibiden Co., Ltd.	9,300	346
IHI Corp. (a)	86,000	174
INPEX Corp.	35	299
Isetan Mitsukoshi Holdings Ltd. (c)	21,980	252
Ito En Ltd. (c)	1,900	35
Itochu Corp.	120,000	795
Itochu Techno-Solutions Corp. (c)	3,200	99
J Front Retailing Co., Ltd. (c)	30,000	181
Jafco Co., Ltd.	300	9
Japan Airlines Corp. (a)(c)	66,000	97
Japan Prime Realty Investment Corp. REIT	3	7
Japan Real Estate Investment Corp. REIT (c)	29	237
Japan Retail Fund Investment Corp. REIT (c)	30	163
Japan Tobacco, Inc.	263	902
JFE Holdings, Inc.	27,600	947
JGC Corp. (c)	19,000	389
Joyo Bank Ltd. (The)	77,000	378
JS Group Corp.	18,300	321
JSR Corp.	11,300	232
Kajima Corp. (c)	97,400	250
Kamigumi Co., Ltd.	1,000	8
Kaneka Corp. (c)	18,000	129
Kansai Electric Power Co., Inc. (The)	53,100	1,284
Kao Corp.	40,200	994
Kawasaki Heavy Industries Ltd. (c)	79,000	201
Kawasaki Kisen Kaisha Ltd. (a)(c)	5,000	19
Keihin Electric Express Railway Co., Ltd. (c)	26,000	220
Keio Corp. (c)	15,000	102
Keyence Corp.	3,130	669
Kikkoman Corp. (c)	10,000	125

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Japan (cont’d)
Kinden Corp.	1,000	$8
Kintetsu Corp. (c)	115,200	445
Kirin Holdings Co., Ltd.	36,400	558
Kobe Steel Ltd. (a)	145,000	254
Komatsu Ltd.	79,700	1,493
Konami Corp. (c)	8,600	175
Konica Minolta Holdings, Inc. (c)	35,500	337
Kubota Corp. (c)	108,000	899
Kuraray Co., Ltd. (c)	25,500	278
Kurita Water Industries Ltd. (c)	5,100	183
Kyocera Corp.	12,400	1,151
Kyowa Hakko Kirin Co., Ltd.	19,028	241
Kyushu Electric Power Co., Inc. (c)	23,000	521
Lawson, Inc.	4,000	186
Leopalace21 Corp. (c)	8,600	69
Mabuchi Motor Co., Ltd.	3,000	153
Marubeni Corp.	180,000	908
Marui Group Co., Ltd. (c)	28,400	203
Matsui Securities Co., Ltd. (c)	12,800	104
MEIJI Holdings Co., Ltd. (a)(c)	1,906	81
Minebea Co., Ltd.	33,000	152
Mitsubishi Chemical Holdings Corp.	66,000	274
Mitsubishi Corp.	108,100	2,187
Mitsubishi Electric Corp. (a)	154,800	1,173
Mitsubishi Estate Co., Ltd.	58,000	912
Mitsubishi Heavy Industries Ltd. (c)	263,000	996
Mitsubishi Logistics Corp. (c)	7,000	85
Mitsubishi Materials Corp. (a)(c)	138,000	381
Mitsubishi Rayon Co., Ltd.	38,000	130
Mitsubishi UFJ Financial Group, Inc. (c)(o)	442,146	2,374
Mitsubishi UFJ Lease & Finance Co., Ltd. (o)	600	18
Mitsui & Co., Ltd.	132,000	1,726
Mitsui Chemicals, Inc. (c)	36,000	128
Mitsui Fudosan Co., Ltd.	41,400	701
Mitsui Mining & Smelting Co., Ltd. (a)(c)	83,000	213
Mitsui OSK Lines Ltd. (c)	11,000	65
Mitsui Sumitomo Insurance Group Holdings, Inc.	23,400	645
Mizuho Financial Group, Inc.	573,500	1,137
Mizuho Securities Co., Ltd. (c)	41,000	149
Mizuho Trust & Banking Co., Ltd. (a)(c)	6,000	6
Murata Manufacturing Co., Ltd.	15,500	736
Namco Bandai Holdings, Inc. (c)	2,200	23
NEC Corp. (a)(c)	163,400	513
NGK Insulators Ltd. (c)	28,600	663
NGK Spark Plug Co., Ltd.	15,000	192
Nidec Corp.	8,200	666
Nikon Corp. (c)	21,000	384
Nintendo Co., Ltd.	5,900	1,512
Nippon Building Fund, Inc. REIT	35	312
Nippon Electric Glass Co., Ltd.	24,500	224
Nippon Express Co., Ltd.	59,800	243
Nippon Meat Packers, Inc. (c)	13,600	175
Nippon Mining Holdings, Inc.	38,000	187
Nippon Oil Corp.	115,800	650
Nippon Paper Group, Inc. (c)	6,300	182
Nippon Sheet Glass Co., Ltd. (c)	35,000	117
Nippon Steel Corp.	358,000	1,308
Nippon Telegraph & Telephone Corp.	19,100	885
Nippon Yusen KK	76,000	294
Nipponkoa Insurance Co., Ltd. (c)	2,000	13
Nishi-Nippon City Bank Ltd. (The)	38,000	96
Nissan Chemical Industries Ltd.	11,000	159
Nissan Motor Co., Ltd. (a)	154,000	1,041
Nisshin Seifun Group, Inc. (c)	10,500	147
Nisshinbo Holdings, Inc. (c)	6,000	64
Nissin Foods Holdings Co., Ltd.	5,200	200
Nitto Denko Corp.	15,200	466
Nomura Holdings, Inc. (c)	141,600	872
Nomura Real Estate Holdings, Inc. (c)	500	8
Nomura Real Estate Office Fund, Inc. REIT	1	7
Nomura Research Institute Ltd.	10,600	252
NSK Ltd. (c)	52,000	323
NTN Corp. (c)	37,000	153
NTT Data Corp.	115	368
NTT DoCoMo, Inc.	259	414
NTT Urban Development Corp. (c)	7	6
Obayashi Corp. (c)	63,000	276
Obic Co., Ltd. (c)	840	142
OJI Paper Co., Ltd. (c)	82,400	372
Olympus Corp. (c)	8,600	228
Omron Corp.	17,500	330
Onward Holdings Co., Ltd. (c)	13,000	97
Oracle Corp. Japan (c)	3,300	147
Oriental Land Co., Ltd. (c)	4,400	310
ORIX Corp. (c)	760	46
Osaka Gas Co., Ltd.	136,600	479
Panasonic Corp.	136,800	2,016
Panasonic Electric Works Co., Ltd. (c)	23,000	275
Promise Co., Ltd. (a)(c)	2,550	14
Resona Holdings, Inc.	28,500	367
Ricoh Co., Ltd.	50,000	729
Rohm Co., Ltd.	10,800	756
Sanyo Electric Co., Ltd. (a)(c)	116,000	275
Sapporo Hokuyo Holdings, Inc.	2,000	7
Sapporo Holdings Ltd.	11,000	56
SBI Holdings, Inc.	613	121
Secom Co., Ltd.	11,500	579
Seiko Epson Corp. (c)	9,700	145
Sekisui Chemical Co., Ltd.	33,000	192
Sekisui House Ltd.	69,600	628
Seven & I Holdings Co., Ltd.	50,100	1,200
Sharp Corp. (c)	56,200	625

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Japan (cont’d)
Shimamura Co., Ltd.	1,500	$147
Shimano, Inc.	7,000	303
Shimizu Corp. (c)	65,600	258
Shin-Etsu Chemical Co., Ltd.	29,096	1,789
Shinsei Bank Ltd. (a)(c)	96,000	148
Shionogi & Co., Ltd. (c)	16,000	379
Shiseido Co., Ltd. (c)	25,000	436
Shizuoka Bank Ltd. (The) (c)	35,000	370
Showa Denko KK (c)	56,000	114
Showa Shell Sekiyu KK (c)	13,000	142
SMC Corp.	4,900	603
Softbank Corp. (c)	63,300	1,391
Sompo Japan Insurance, Inc. (c)	52,000	350
Sony Corp. (c)	48,497	1,434
Sony Financial Holdings, Inc.	6	17
Stanley Electric Co., Ltd.	6,000	122
Sumitomo Chemical Co., Ltd.	101,600	423
Sumitomo Corp. (c)	79,200	816
Sumitomo Electric Industries Ltd.	49,500	647
Sumitomo Heavy Industries Ltd. (a)(c)	35,000	171
Sumitomo Metal Industries Ltd. (c)	214,000	527
Sumitomo Metal Mining Co., Ltd. (c)	79,800	1,310
Sumitomo Mitsui Financial Group, Inc. (c)	28,600	997
Sumitomo Realty & Development Co., Ltd. (c)	18,000	329
Sumitomo Trust & Banking Co., Ltd. (The)	78,000	415
Suruga Bank Ltd.	1,000	9
T&D Holdings, Inc.	14,100	382
Taiheiyo Cement Corp. (a)(c)	61,000	82
Taisei Corp.	93,000	184
Taisho Pharmaceutical Co., Ltd.	10,441	211
Takashimaya Co., Ltd.	26,000	208
Takeda Pharmaceutical Co., Ltd.	51,600	2,150
TDK Corp.	9,500	549
Teijin Ltd. (c)	65,400	204
Terumo Corp.	13,500	743
THK Co., Ltd. (c)	3,900	76
Tobu Railway Co., Ltd. (c)	60,400	369
Toho Co., Ltd. (c)	5,800	98
Tohoku Electric Power Co., Inc. (c)	31,400	700
Tokio Marine Holdings, Inc.	45,252	1,311
Tokyo Broadcasting System, Inc.	7,700	131
Tokyo Electric Power Co., Inc. (The)	77,100	2,023
Tokyo Electron Ltd.	16,600	1,060
Tokyo Gas Co., Ltd.	161,600	672
Tokyo Tatemono Co., Ltd. (c)	15,000	73
Tokyu Corp.	72,400	347
Tokyu Land Corp.	2,000	8
TonenGeneral Sekiyu KK (c)	25,000	244
Toppan Printing Co., Ltd. (c)	30,600	290
Toray Industries, Inc. (c)	89,100	540
Toshiba Corp. (a)	221,000	1,160
Tosoh Corp. (c)	41,000	104
Toto Ltd. (c)	35,600	223
Toyo Seikan Kaisha Ltd. (c)	14,500	279
Toyoda Gosei Co., Ltd. (c)	800	23
Toyota Industries Corp. (c)	6,450	177
Toyota Motor Corp.	167,600	6,666
Trend Micro, Inc. (c)	8,800	328
Unicharm Corp.	2,700	256
UNY Co., Ltd. (c)	10,000	75
Ushio, Inc.	4,000	70
USS Co., Ltd.	2,210	132
West Japan Railway Co. (c)	33	125
Yahoo! Japan Corp.	1,379	469
Yakult Honsha Co., Ltd. (c)	7,300	195
Yamada Denki Co., Ltd. (c)	7,550	511
Yamaha Corp.	8,900	105
Yamaha Motor Co., Ltd. (c)	2,800	35
Yamato Holdings Co., Ltd.	19,000	312
Yamazaki Baking Co., Ltd.	9,000	122
Yokogawa Electric Corp. (c)	19,100	169
		123,479
Malaysia (0.0%)
YTL Corp. Bhd	670	1

Mexico (0.3%)
Desarrolladora Homex S.A.B. de C.V. ADR (a)(c)	14,300	540
Urbi Desarrollos Urbanos S.A.B de C.V. (a)	77,200	156
Wal-Mart de Mexico S.A.B. de C.V., Class V (c)	280,217	972
		1,668
Netherlands (2.5%)
Aegon N.V. (a)	103,372	877
Akzo Nobel N.V.	15,131	937
ASML Holding N.V.	22,764	670
Corio N.V. REIT	2,695	186
Fugro N.V. CVA (c)	4,681	270
Heineken N.V.	13,278	612
ING Groep N.V. CVA (a)	92,039	1,643
Koninklijke Ahold N.V.	1,806	22
Koninklijke DSM N.V. (c)	8,961	374
Koninklijke KPN N.V.	108,793	1,805
Koninklijke Philips Electronics N.V.	71,116	1,732
Reed Elsevier N.V.	40,092	452
SBM Offshore N.V.	11,898	253
TNT N.V.	39,432	1,058
Unilever N.V. CVA	89,125	2,569
Wolters Kluwer N.V. (c)	27,231	582
		14,042
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	19,672	38

Norway (1.6%)
DNB NOR ASA (a)(c)	63,196	732

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Norway (cont’d)
Norsk Hydro ASA (a)	78,707	$524
Orkla ASA	94,080	887
Renewable Energy Corp. A.S. (a)	14,000	123
SeaDrill Ltd. (a)(c)	34,100	712
StatoilHydro ASA	118,728	2,670
Telenor ASA (a)	80,986	938
Yara International ASA (c)	74,988	2,360
		8,946
Poland (1.1%)
Asseco Poland S.A.	17,292	372
Bank Handlowy w Warszawie S.A. (a)	11,841	262
Bank Pekao S.A. (a)	12,636	669
Bank Zachodni WBK S.A. (a)	7,434	388
Getin Holding S.A. (a)	83,649	265
Globe Trade Centre S.A. (a)	15,400	129
KGHM Polska Miedz S.A.	30,679	924
PBG S.A. (a)	2,300	168
Polski Koncern Naftowy Orlen (a)	71,214	738
Polskie Gornictwo Naftowe I Gazownictwo S.A.	182,195	229
Powszechna Kasa Oszczednosci Bank Polski S.A.	101,645	1,188
Telekomunikacja Polska S.A.	176,492	972
		6,304
Portugal (0.2%)
Brisa Auto-Estradas de Portugal S.A.	27,808	274
Energias de Portugal S.A. (c)	38,483	176
Portugal Telecom SGPS S.A.	41,756	442
		892
Russia (1.4%)
Gazprom OAO ADR	116,250	2,703
LUKOIL OAO ADR (c)	23,600	1,279
MMC Norilsk Nickel ADR (a)	37,750	468
Mobile Telesystems OJSC ADR (c)	9,800	473
NovaTek OAO GDR	2,800	138
Polyus Gold Co. ADR	6,600	151
Rosneft Oil Co. GDR (a)	78,500	590
Surgutneftegaz ADR (c)	39,900	341
Tatneft ADR	13,767	341
Vimpel-Communications OJSC ADR (a)	20,300	380
VTB Bank (OJSC) GDR	76,400	283
Wimm-Bill-Dann Foods OJSC ADR (a)(c)	9,300	665
		7,812
Singapore (0.8%)
Ascendas REIT	39,000	53
CapitaLand Ltd. (c)	67,000	177
CapitaMall Trust REIT	44,514	58
City Developments Ltd. (c)	23,741	174
ComfortDelgro Corp., Ltd.	72,538	83
Cosco Corp. Singapore Ltd.	43,000	37
DBS Group Holdings Ltd.	46,678	440
Fraser & Neave Ltd.	39,000	110
Golden Agri-Resources Ltd. (a)	197,315	60
Jardine Cycle & Carriage Ltd.	8,034	139
Keppel Corp. Ltd.	51,000	293
Olam International Ltd. (c)	54,000	96
Oversea-Chinese Banking Corp. Ltd.	97,758	545
SembCorp Industries Ltd.	39,183	94
SembCorp Marine Ltd.	35,000	79
Singapore Airlines Ltd.	29,010	284
Singapore Airport Terminal Services Ltd.	61,327	98
Singapore Exchange Ltd. (c)	33,581	201
Singapore Press Holdings Ltd.	49,083	135
Singapore Telecommunications Ltd.	314,115	725
United Overseas Bank Ltd.	50,448	601
UOL Group Ltd.	20,217	49
Wilmar International Ltd. (c)	35,000	157
		4,688
Spain (3.2%)
Abertis Infraestructuras S.A.	8,813	200
Acerinox S.A. (c)	4,018	86
ACS Actividades de Construccion y Servicios S.A.	225	12
Banco Bilbao Vizcaya Argentaria S.A. (c)	226,438	4,019
Banco Popular Espanol S.A. (c)	30,598	307
Banco Santander S.A.	520,828	8,384
Cintra Concesiones de Infraestructuras de Transporte S.A.	3,546	41
Criteria Caixacorp S.A.	10,084	52
Gas Natural SDG S.A. (c)	5,035	111
Iberdrola S.A. (c)	63,372	622
Inditex S.A.	3,811	219
Indra Sistemas S.A.	832	21
Mapfre S.A.	11,872	53
Repsol YPF S.A.	25,520	694
Telefonica S.A.	97,398	2,687
Zardoya Otis S.A.	7,115	154
		17,662
Sweden (2.2%)
Alfa Laval AB (c)	19,776	232
Assa Abloy AB, Class B (c)	21,490	349
Atlas Copco AB, Class A (c)	75,279	970
Atlas Copco AB, Class B	25,694	293
Electrolux AB, Class B (a)	12,800	293
Getinge AB, Class B	14,547	244
Hennes & Mauritz AB, Class B (c)	19,508	1,095
Holmen AB, Class B	3,400	94
Husqvarna AB, Class B (a)	12,800	89
Investor AB, Class B	43,159	788
Lundin Petroleum AB (a)	18,642	151
Nordea Bank AB (c)	125,571	1,264
Sandvik AB	69,890	772
Securitas AB, Class B (c)	800	8
Skanska AB, Class B (c)	21,358	313

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Sweden (cont’d)
SKF AB, Class B (c)	21,600	$339
Ssab Svenskt Stal AB, Class A (c)	11,481	178
Svenska Cellulosa AB, Class B	37,666	511
Svenska Handelsbanken AB, Class A	27,758	709
Swedish Match AB	13,822	278
Tele2 AB, Class B	9,285	123
Telefonaktiebolaget LM Ericsson, Class B	183,200	1,839
TeliaSonera AB	94,172	619
Volvo AB, Class A	31,375	281
Volvo AB, Class B	75,429	698
		12,530
Switzerland (6.5%)
ABB Ltd. (Registered) (a)	118,483	2,378
Baloise Holding AG	2,820	269
Compagnie Financiere Richemont S.A.	27,704	783
Credit Suisse Group AG (Registered)	62,326	3,458
GAM Holding Ltd.	14,805	739
Geberit AG (Registered)	2,331	358
Givaudan S.A. (Registered)	366	274
Holcim Ltd. (Registered) (a)	12,021	825
Logitech International S.A. (Registered) (a)(c)	9,587	175
Lonza Group AG (Registered) (c)	1,429	156
Nestle S.A. (Registered)	181,613	7,739
Nobel Biocare Holding AG (Registered)	8,814	292
Novartis AG (Registered)	92,921	4,649
Pargesa Holding S.A.	500	43
Roche Holding AG (Genusschein)	27,946	4,517
Schindler Holding AG	3,732	256
STMicroelectronics N.V. (c)	24,716	233
Straumann Holding AG (Registered)	577	149
Swatch Group AG (The)	3,150	143
Swatch Group AG (The), Class B	1,643	387
Swiss Life Holding AG (a)(c)	1,248	148
Swiss Reinsurance (Registered)	23,896	1,079
Swisscom AG (Registered)	1,138	407
Syngenta AG (Registered)	12,955	2,977
Synthes, Inc.	4,449	536
UBS AG (Registered) (a)	84,331	1,544
Zurich Financial Services AG (Registered)	6,992	1,663
		36,177
Turkey (1.5%)
Akbank T.A.S.	162,970	944
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	51,804	566
BIM Birlesik Magazalar A.S.	8,248	336
Enka Insaat ve Sanayi A.S.	85,972	365
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	104,618	451
Haci Omer Sabanci Holding A.S.	90,909	352
KOC Holding A.S. (a)	87,216	229
Tupras Turkiye Petrol Rafine	30,158	500
Turk Telekomunikasyon A.S.	117,600	353
Turkcell Iletisim Hizmet A.S.	139,711	998
Turkiye Garanti Bankasi A.S.	340,481	1,285
Turkiye Halk Bankasi A.S.	55,300	328
Turkiye Is Bankasi A.S., Class C	210,802	824
Turkiye Vakiflar Bankasi T.A.O., Class D (a)	141,245	324
Yapi ve Kredi Bankasi A.S. (a)	151,955	332
		8,187
United Kingdom (16.4%)
3I Group plc	38,975	180
Admiral Group plc	8,827	163
AMEC plc	15,801	191
Anglo American plc (a)	37,480	1,194
AstraZeneca plc	57,486	2,576
Aviva plc	136,416	977
BAE Systems plc	212,118	1,184
Balfour Beatty plc	33,318	171
Barclays plc (a)	363,689	2,151
Berkeley Group Holdings plc (a)	4,297	61
BG Group plc	196,738	3,418
BP plc	1,101,620	9,736
British Airways plc (a)	42,826	151
British American Tobacco plc	77,736	2,439
British Land Co. plc REIT	44,225	336
British Sky Broadcasting Group plc	99,848	912
BT Group plc, Class A	475,069	987
Bunzl plc	27,371	278
Burberry Group plc	23,273	187
Cadbury plc	44,622	573
Capita Group plc (The)	8,758	101
Carnival plc	8,458	288
Centrica plc	178,646	718
Cobham plc	74,815	262
Compass Group plc	103,888	635
Diageo plc	113,643	1,744
Firstgroup plc	29,220	193
Friends Provident Group plc	110,366	147
G4S plc	17,197	61
GlaxoSmithKline plc	216,685	4,258
Hammerson plc REIT	35,435	223
Home Retail Group plc	29,904	130
HSBC Holdings plc	887,299	10,153
ICAP plc	8,511	57
Imperial Tobacco Group plc	30,916	893
Intercontinental Hotels Group plc	17,451	227
International Power plc	24,508	113
Invensys plc	39,821	185
Investec plc	11,541	84
J. Sainsbury plc	54,871	285
Johnson Matthey plc	10,274	228
Kingfisher plc	42,716	145
Ladbrokes plc	29,776	89
Land Securities Group plc REIT	38,932	389
Legal & General Group plc	351,974	494
Liberty International plc REIT	22,973	176
Lloyds Banking Group plc (a)	537,135	890
London Stock Exchange Group plc	1,887	26
Man Group plc	160,082	847
Marks & Spencer Group plc	57,887	335
National Grid plc	201,946	1,949
Next plc	8,917	255
Old Mutual plc	262,692	420
Pearson plc	45,276	558
Prudential plc	117,963	1,134
Reckitt Benckiser Group plc	27,948	1,366
Reed Elsevier plc	61,867	463
Rexam plc	32,224	134
Rio Tinto plc	27,944	1,192
Rolls-Royce Group plc (a)	115,663	870
Royal Bank of Scotland Group plc (a)	927,193	785
Royal Dutch Shell plc, Class A	226,467	6,455
Royal Dutch Shell plc, Class B	153,175	4,250
RSA Insurance Group plc	178,752	382
SABMiller plc	29,655	715
Sage Group plc (The)	75,435	281
Schroders plc	5,948	104
Scottish & Southern Energy plc	89,184	1,672
Segro plc REIT	35,834	210
Serco Group plc	6,990	56
Severn Trent plc	29,552	458
Smith & Nephew plc	127,242	1,140
Smiths Group plc	25,463	362
Standard Chartered plc	89,904	2,216
Standard Life plc	100,367	351
Tesco plc	308,257	1,969
TI Automotive Ltd., Class A (a)(d)	1,505	—
Tomkins plc	66,610	201
Unilever plc	45,870	1,303
United Utilities Group plc	12,119	88
Vodafone Group plc	2,947,213	6,604
Whitbread plc	10,255	199
Wolseley plc (a)	3,950	95
WPP plc	136,409	1,171
Xstrata plc (a)	19,136	282
		91,931
Total Common Stocks (Cost $481,347)		512,285

Preferred Stock (0.0%)
Brazil (0.0%)
Metalurgica Gerdau S.A. (Cost $114)	10,161	171

No. of Rights
Rights (0.0%)
Belgium (0.0%)
Fortis, expires 12/31/49 (a)(d)	94,211	—

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	No. of Rights	Value (000)
France (0.0%)
BNP Paribas, expires 10/13/09 (a)	54,189	$117
Japan (0.0%)
Dowa Holdings, Co., Ltd., expires 1/29/10 (a)(d)	49,000	—
Total Rights (Cost $—)		117

	No.of Warrants
Warrants (0.0%)
Italy (0.0%)
Mediobanca S.p.A., expires 3/18/11 (a)	5,319	—	@
Unione Di Banche Italiane SCPA, expires 6/30/11 (a)	468	—	@
Total Warrants (Cost $—)		—	@

Shares
Short-Term Investments (20.9%)
Securities held as Collateral on Loaned Securities (15.5%)
Investment Company (14.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	79,635,483	79,636

Face Amount (000)
Repurchase Agreement (1.3%)

Deutsche Bank Securities, Inc., 0.06%, dated 9/30/09, due 10/1/09, repurchase price $7,112; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, Fixed Rate Mortgage, 3.75%, due 12/6/10; Federal Home Loan Banks, Fixed Rate Mortgages, 1.88% to 5.75%, due 2/18/11 to 1/27/14; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.41%, due 7/12/10; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 2.00% to 5.92%, due 9/28/12 to 1/15/37; Federal National Mortgage Association, Fixed Rate Mortgages, 5.73% to 6.25%, due 5/15/29 to 1/22/37, valued at $7,254.

	$7,112	7,112
86,748

	Shares
Investment Company (5.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	30,446,156	30,446
Total Short-Term Investments (Cost $117,194)		117,194
Total Investments (112.3%) (Cost $598,655) — Including $82,543 of Securities Loaned +		629,767
Liabilities in Excess of Other Assets (-12.3%)		(69,164)
Net Assets (100%)		$560,603

(a)                                          Non-income producing security.

(c)                                          All or a portion of security on loan at September 30, 2009. At September 30, 2009, the Portfolio had loaned securities with a total value of approximately $82,543,000. This was secured by collateral of approximately $86,748,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $20,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)                                         At September 30, 2009, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(o)                                         The Mitsubishi UFJ Financial Group, Inc., acquired at a cost of approximately $4,495,000, is an affiliate of the Adviser. For the period ended September 30, 2009, the Portfolio sold 377,600 shares of the security for a realized loss of approximately $2,216,000. The Portfolio derived approximately $57,000 of income from this security during the period ended September 30, 2009. The Mitsubishi UFL Lease & Finance Co., Ltd., acquired at a cost of approximately $28,000, is an affiliate of the Adviser. For the period ended September 30, 2009, the Portfolio had no purchases or sales of the security. The Portfolio derived less than $500 of income from this security during the period ended September 30, 2009. The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees were reduced by approximately $13,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $493,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $437,722,000 and $425,400,000, respectively.

@                                            Value is less than $500.

+                                                 At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $598,655,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $31,112,000 of which $79,173,000 related to appreciated securities and $48,061,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
VVPR	Verminderde Voorheffing Precompte Reduit

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	206	$301	10/15/09	USD	301	$301	$— @
GBP	2,774	4,434	10/15/09	USD	4,607	4,607	173
GBP	2,285	3,652	10/15/09	USD	3,797	3,797	145
GBP	4,458	7,125	10/15/09	USD	7,248	7,248	123
GBP	819	1,309	10/15/09	USD	1,358	1,358	49
HKD	132,717	17,126	10/15/09	USD	17,125	17,125	(1)
JPY	511,949	5,704	10/5/09	USD	5,721	5,721	17
JPY	2,229,711	24,842	10/15/09	USD	24,426	24,426	(416)
JPY	742,833	8,276	10/15/09	USD	8,137	8,137	(139)
JPY	418,748	4,665	10/15/09	USD	4,583	4,583	(82)
JPY	4,320,536	48,136	10/15/09	USD	47,288	47,288	(848)
USD	13,785	13,785	10/15/09	AUD	16,028	14,125	340
USD	748	748	10/15/09	EUR	511	748	— @
USD	3,008	3,008	10/15/09	EUR	2,056	3,009	1
USD	10,473	10,473	10/15/09	EUR	7,164	10,483	10
USD	10,015	10,015	10/15/09	EUR	6,846	10,018	3
USD	6,697	6,697	10/15/09	EUR	4,579	6,700	3
USD	12,124	12,124	10/15/09	EUR	8,284	12,123	(1)
USD	8,905	8,905	10/15/09	EUR	6,096	8,921	16
USD	7,950	7,950	10/15/09	GBP	4,785	7,647	(303)
USD	2,720	2,720	10/15/09	GBP	1,640	2,620	(100)
USD	6,633	6,633	10/15/09	GBP	3,999	6,390	(243)
USD	5,105	5,105	10/15/09	JPY	466,265	5,195	90
USD	8,787	8,787	10/15/09	JPY	802,531	8,941	154
USD	10,973	10,973	10/15/09	JPY	1,002,550	11,170	197
USD	16,624	16,624	10/15/09	JPY	1,519,029	16,924	300
USD	29,882	29,882	10/15/09	JPY	2,729,825	30,413	531
USD	307	307	10/15/09	JPY	27,972	312	5
		$280,306				$280,330	$24

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
DAX Index (Germany)	10	$2,072	Dec-09	$(12)
DJ Euro STOXX 50 (Germany)	765	32,077	Dec-09	481
H-Shares IDX (Hong Kong)	52	3,959	Oct-09	(168)
SGX CNX Nifty ETS (Singapore)	660	6,697	Oct-09	69
				$370

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$3,013	$—	$—		$3,013
Air Freight & Logistics	2,051	—	—		2,051
Airlines	876	—	—		876
Auto Components	3,367	—	—	†	3,367
Automobiles	18,284	—	—		18,284
Beverages	5,933	—	—		5,933
Biotechnology	396	—	—		396
Building Products	3,274	—	—		3,274
Capital Markets	11,283	—	—		11,283
Chemicals	19,166	—	—		19,166
Commercial Banks	75,042	—	—		75,042
Commercial Services & Supplies	1,767	—	—		1,767
Communications Equipment	4,974	—	—		4,974
Computers & Peripherals	2,910	—	—		2,910
Construction & Engineering	3,687	—	—		3,687
Construction Materials	2,438	—	—		2,438
Consumer Finance	178	—	—		178
Containers & Packaging	767	—	—		767
Distributors	2,223	—	—		2,223
Diversified Consumer Services	206	—	—		206
Diversified Financial Services	6,570	—	—		6,570
Diversified Telecommunication Services	16,616	—	—		16,616
Electric Utilities	16,269	—	—		16,269
Electrical Equipment	7,801	—	—		7,801
Electronic Equipment, Instruments & Components	8,062	—	—		8,062
Energy Equipment & Services	1,856	—	—		1,856
Food & Staples Retailing	10,444	—	—		10,444
Food Products	16,472	—	—		16,472
Gas Utilities	2,187	—	—		2,187
Health Care Equipment & Supplies	4,025	—	—		4,025
Health Care Providers & Services	633	—	—		633
Hotels, Restaurants & Leisure	3,195	—	—		3,195
Household Durables	7,460	—	—		7,460
Household Products	2,894	—	—		2,894
Independent Power Producers & Energy Traders	113	—	—		113
Industrial Conglomerates	10,932	—	—		10,932
Information Technology Services	1,547	—	—		1,547
Insurance	20,167	—	—		20,167
Internet & Catalog Retail	130	—	—		130
Internet Software & Services	469	—	—		469
Leisure Equipment & Products	815	—	—		815
Life Science Tools & Services	156	—	—		156
Machinery	13,843	—	—		13,843
Marine	990	—	—		990
Media	6,604	—	—		6,604
Metals & Mining	29,662	—	—		29,662
Multiline Retail	2,556	—	—		2,556
Multi-Utilities	6,452	—	—		6,452
Office Electronics	4,358	—	—		4,358
Oil, Gas & Consumable Fuels	53,228	—	—		53,228
Paper & Forest Products	1,857	—	—		1,857
Personal Products	784	—	—		784
Pharmaceuticals	28,096	—	—		28,096
Professional Services	391	—	—		391
Real Estate Investment Trusts (REITs)	4,822	—	—		4,822
Real Estate Management & Development	14,371	—	—		14,371
Road & Rail	5,532	—	—		5,532
Semiconductors & Semiconductor Equipment	3,138	—	—		3,138
Software	4,476	—	—		4,476
Specialty Retail	3,623	—	—		3,623

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information:(cont’d)

Investment Type	Level 1 Quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets: (cont’d)
Common Stocks (cont’d)
Textiles, Apparel & Luxury Goods	$4,084		$—	$—		$4,084
Tobacco	4,512		—	—		4,512
Trading Companies & Distributors	6,916		—	—		6,916
Transportation Infrastructure	939		—	—		939
Water Utilities	458		—	—		458
Wireless Telecommunication Services	9,945		—	—		9,945
Total Common Stocks	512,285		—	—	†	512,285
Foreign Currency Exchange Contracts	—		2,157	—		2,157
Futures	550		—	—		550
Preferred Stock
Metals & Mining	171		—	—		171
Rights	117		—	—	†	117
Short-Term Investments
Investment Company	110,082		—	—		110,082
Repurchase Agreement	—		7,112	—		7,112
Total Short-Term Investments	110,082		7,112	—		117,194
Warrants	—	@	—	—		—	@
Total Assets	623,205		9,269	—	†	632,474

Liabilities:
Foreign Currency Exchange Contracts	—		2,133	$—		2,133
Futures	180		—	—		180
Total Liabilities	180		2,133	—		2,313
Total	$623,025		$7,136	$—	†	$630,161

	Common Stocks		Rights
Balance as of 12/31/08	$22		$—	†
Accrued discounts/premiums	—		—
Realized gain (loss)	—		—
Change in unrealized appreciation (depreciation)	—		—
Net purchases (sales)	—		—
Net transfers in and/or out of Level 3	(22)		—
Balance as of 9/30/09	$—	†	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/09.	$—		$—

†     Includes a security which is valued at zero.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (95.4%)
Brazil (12.2%)
Banco Bradesco S.A. ADR (c)	436,500	$8,682
Banco Bradesco S.A. (Preference)	276,700	5,521
Banco Nacional S.A. (Preference) (a)(d)(l)	295,998,880	—
BM&F Bovespa S.A.	2,523,600	18,646
BRF-Brasil Foods S.A. (a)	735,176	19,504
Cia de Bebidas das Americas (Preference) ADR (c)	220,100	18,105
Companhia Brasileira de Meios de Pagamento	1,038,800	10,291
Itau Unibanco Holding S.A.	252,062	5,094
Itau Unibanco Holding S.A. (Preference) ADR (c)	2,366,174	47,678
MRV Engenharia e Participacoes S.A.	513,200	9,951
NET Servicos de Comunicacao S.A. (Preference) (a)	821,755	9,546
PDG Realty S.A. Empreendimentos e Participacoes	1,160,300	9,634
Petroleo Brasileiro S.A. ADR (c)	607,624	23,886
Petroleo Brasileiro S.A. (Preference)	1,045,972	20,599
Ultrapar Participacoes S.A. (Preference)	201,100	8,080
Vale S.A. ADR (c)	28,600	662
Vale S.A. (Preference) ADR (c)	2,005,875	41,141
Vale S.A. (Preference), Class A	150,084	3,102
		260,122
China/Hong Kong (17.6%)
Anhui Conch Cement Co., Ltd., Class H (c)	1,953,000	13,016
Bank of China Ltd., Class H	53,234,900	28,025
Beijing Enterprises Holdings Ltd.	2,121,000	11,234
Belle International Holdings Ltd. (c)	9,233,000	9,483
BYD Electronic International Co., Ltd. (a)	6,478,000	3,619
China Citic Bank, Class H	18,788,000	12,388
China Communications Services Corp. Ltd., Class H	8,494,000	4,647
China Construction Bank Corp., Class H	42,093,000	33,620
China Dongxiang Group Co.	6,248,500	4,168
China Life Insurance Co., Ltd., Class H	6,293,000	27,405
China Mobile Ltd.	3,199,000	31,206
China Oilfield Services Ltd., Class H	6,936,000	6,471
China Railway Construction Corp. Ltd., Class H	2,040,800	2,712
China Resources Land Ltd.	2,396,000	5,250
China Resources Power Holdings Co., Ltd.	4,473,900	10,402
China Zhongwang Holdings Ltd. (a)(c)	13,197,600	12,976
Datang International Power Generation Co., Ltd., Class H (c)	9,272,000	4,845
Dongfeng Motor Group Co., Ltd., Class H	17,399,000	18,499
Fushan International Energy Group Ltd. (a)	11,368,000	7,628
GOME Electrical Appliances Holdings Ltd. (a)	76,700,258	20,486
Industrial & Commercial Bank of China, Class H (c)	47,853,000	36,059
PetroChina Co., Ltd., Class H (c)	27,248,000	30,799
Ping An Insurance Group Co. of China Ltd., Class H (c)	2,046,000	16,236
Shanghai Industrial Holdings Ltd.	4,132,000	18,634
Shimao Property Holdings Ltd.	2,718,500	4,609
		374,417
Czech Republic (1.8%)
CEZ A.S.	202,519	10,801
Komercni Banka A.S.	96,786	19,301
Telefonica O2 Czech Republic A.S.	285,813	7,075
		37,177
Hungary (1.5%)
MOL Hungarian Oil and Gas Nyrt (a)	141,866	11,846
OTP Bank plc (a)	297,369	8,485
Richter Gedeon Nyrt	59,930	12,405
		32,736
India (9.3%)
Asian Paints Ltd.	123,233	3,601
Bharat Heavy Electricals Ltd.	381,674	18,477
Colgate-Palmolive India Ltd.	241,612	3,178
Deccan Chronicle Holdings Ltd.	1,323,920	3,475
DLF Ltd.	478,400	4,356
Glenmark Pharmaceuticals Ltd.	899,200	4,451
Godrej Consumer Products Ltd.	598,840	3,034
GVK Power & Infrastructure Ltd. (a)	8,805,194	8,502
HDFC Bank Ltd. ADR (c)	43,300	5,125
HDFC Bank Ltd.	756,244	25,947
Hero Honda Motors Ltd.	496,035	17,245
Hindustan Construction Co.	2,020,452	5,510
Hindustan Petroleum Corp. Ltd.	888,143	7,420
Hindustan Unilever Ltd.	1,266,164	6,912
IndusInd Bank Ltd.	2,514,300	6,042
Infosys Technologies Ltd.	600,445	28,788
ITC Ltd.	642,500	3,113
Jaiprakash Associates Ltd.	2,634,489	13,007
Marico Ltd.	1,644,700	3,060
Maruti Suzuki India Ltd.	170,418	6,027
Nestle India Ltd.	50,919	2,403
Union Bank Of India (d)	1,454,032	7,262
Unitech Ltd.	2,954,979	6,597

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
India
Wipro Ltd.	349,201	$4,371
		197,903
Indonesia (3.7%)
Astra International Tbk PT	3,816,500	13,169
Bank Central Asia Tbk PT	30,332,500	14,515
Bank Mandiri Tbk PT	19,850,000	9,653
Bank Rakyat Indonesia Tbk PT	13,413,500	10,409
Bumi Resources Tbk PT	20,543,500	6,855
Indocement Tunggal Prakarsa Tbk PT	3,951,500	4,334
Indofood Sukses Makmur Tbk PT	10,816,500	3,385
Perusahaan Gas Negara PT	19,089,500	7,209
Telekomunikasi Indonesia Tbk PT	10,625,500	9,510
		79,039
Israel (1.2%)
Check Point Software Technologies (a)(c)	297,596	8,437
Teva Pharmaceutical Industries Ltd. ADR	351,389	17,766
		26,203
Malaysia (0.8%)
CIMB Group Holdings Bhd	2,515,600	8,068
Digi.com Bhd	666,300	4,124
Tenaga Nasional Bhd	2,281,100	5,398
		17,590
Mexico (3.7%)
America Movil S.A.B. de C.V., Class L ADR	928,444	40,694
Desarrolladora Homex S.A.B. de C.V. ADR (a)(c)	73,602	2,781
Grupo Financiero Banorte S.A.B. de C.V., Class O	5,758,100	19,266
Grupo Televisa S.A. ADR	843,900	15,688
		78,429
Philippines (0.2%)
Metro Pacific Investments Corp. (a)	71,541,000	5,007

Poland (3.1%)
Bank Handlowy w Warszawie S.A. (a)	289,154	6,387
Bank Pekao S.A. (a)	334,742	17,728
Bank Zachodni WBK S.A. (a)	173,941	9,091
Cyfrowy Polsat S.A.	634,442	3,289
Polskie Gornictwo Naftowe I Gazownictwo S.A.	3,418,588	4,288
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,323,724	15,474
Telekomunikacja Polska S.A.	1,657,051	9,122
		65,379
Russia (4.6%)
Alliance Cellulose Ltd. (a)(d)(l)	592,359	—
LUKOIL OAO ADR (c)	433,645	23,504
Polyus Gold Co. ADR	298,214	6,802
Rosneft Oil Co. GDR (c)	1,699,085	12,777
RusHydro (a)	53,153,066	1,861
RusHydro ADR (a)	1,180,543	4,049
Sberbank	7,147,855	14,224
Vimpel-Communications ADR (a)	744,691	13,926
Wimm-Bill-Dann Foods OJSC ADR (a)(c)	112,743	8,062
X5 Retail Group N.V. GDR (a)	470,991	11,445
		96,650
South Africa (7.0%)
African Bank Investments Ltd.	2,337,606	9,180
Anglo Platinum Ltd. (a)	118,352	10,509
AngloGold Ashanti Ltd. ADR (c)	27,090	1,104
AngloGold Ashanti Ltd.	116,890	4,691
Harmony Gold Mining Co., Ltd. ADR	35,400	387
Harmony Gold Mining Co., Ltd. (c)	315,000	3,355
Impala Platinum Holdings Ltd.	788,700	18,374
Imperial Holdings Ltd.	675,100	7,174
Mr. Price Group Ltd.	1,543,149	6,984
MTN Group Ltd.	1,833,392	29,812
Naspers Ltd., Class N	784,996	26,822
SABMiller plc	933,957	22,441
Tiger Brands Ltd.	402,235	8,059
		148,892
South Korea (13.5%)
Amorepacific Corp.	12,681	9,084
Cheil Industries, Inc.	176,912	7,673
Cheil Worldwide, Inc.	39,336	9,698
Hana Financial Group, Inc.	251,650	8,671
Hanjin Shipping Co., Ltd.	159,140	2,776
Hyundai Engineering & Construction Co., Ltd.	171,440	9,312
Hyundai Motor Co.	73,443	6,950
KB Financial Group, Inc. (a)	344,695	17,699
LG Chem Ltd.	125,367	23,302
LG Corp.	91,128	6,110
LG Dacom Corp.	73,590	1,249
LG Display Co., Ltd.	169,260	4,870
LG Electronics, Inc.	58,230	6,202
NHN Corp. (a)	102,386	15,077
OCI Co., Ltd.	47,509	10,645
Samsung Electronics Co., Ltd.	95,943	66,364
Samsung Electronics Co., Ltd. (Preference)	32,201	13,474
Samsung Fire & Marine Insurance Co., Ltd.	59,489	12,168
Shinhan Financial Group Co., Ltd. (a)	632,586	25,234
Shinsegae Co., Ltd.	25,512	12,883
SK Telecom Co., Ltd.	4,688	726
SSCP Co., Ltd. (a)	325,463	2,403
Woongjin Coway Co., Ltd.	478,812	15,381
		287,951
Taiwan (9.8%)
Acer, Inc.	4,119,661	10,633
AU Optronics Corp.	13,324,130	13,106
Cathay Financial Holding Co., Ltd. (a)	12,981,500	21,820
China Steel Corp.	12,028,000	11,320

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Taiwan
Fubon Financial Holding Co., Ltd. (a)	10,235,000	$11,694
HON HAI Precision Industry Co., Ltd.	9,903,412	40,212
HTC Corp.	375,260	4,170
Siliconware Precision Industries Co.	5,882,000	8,405
Taishin Financial Holding Co., Ltd. (a)	27,184,000	11,979
Taiwan Fertilizer Co., Ltd.	3,172,000	11,482
Taiwan Semiconductor Manufacturing Co., Ltd.	16,749,205	34,005
Wistron Corp. GDR	76,989	1,432
Wistron Corp.	7,937,809	14,941
Yuanta Financial Holding Co., Ltd.	18,728,000	14,030
		209,229
Thailand (2.4%)
Bangkok Bank PCL (Foreign)	48,800	180
Bangkok Bank PCL NVDR (c)	3,639,200	13,180
Kasikornbank PCL (Foreign)	3,676,800	9,684
Kasikornbank PCL NVDR	2,725,100	6,729
PTT Exploration & Production PCL (Foreign)	1,146,200	4,957
PTT PCL (Foreign)	502,800	3,943
Siam Cement PCL NVDR (c)	635,500	4,223
Siam Commercial Bank PCL (Foreign)	3,218,300	8,188
		51,084
Turkey (3.0%)
Akbank T.A.S.	1,634,397	9,472
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	747,196	8,157
Haci Omer Sabanci Holding A.S.	706,149	2,736
Turk Telekomunikasyon A.S.	1,197,230	3,598
Turkcell Iletisim Hizmet A.S.	1,078,912	7,706
Turkiye Garanti Bankasi A.S.	4,534,429	17,111
Turkiye Halk Bankasi A.S.	1,159,716	6,877
Turkiye Is Bankasi, Class C	1,824,831	7,132
		62,789
Total Common Stocks (Cost $1,616,474)		2,030,597

Investment Company (0.9%)
India (0.9%)
Morgan Stanley Growth Fund (a)(o) (Cost $3,415)	17,282,900	19,586

Short-Term Investments (10.7%)
Securities held as Collateral on Loaned Securities (7.0%)
Investment Company (6.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	137,309,876	137,310

Face Amount (000)
Repurchase Agreement (0.6%)

Deutsche Bank Securities, Inc., 0.06%, dated 9/30/09, due 10/1/09, repurchase price $12,263; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, Fixed Rate Mortgage, 3.75%, due 12/6/10; Federal Home Loan Banks, Fixed Rate Mortgages, 1.88% to 5.75%, due 2/18/11 to 1/27/14; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.41%, due 7/12/10; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 2.00% to 5.92%, due 9/28/12 to 1/15/37; Federal National Mortgage Association, Fixed Rate Mortgages, 5.73% to 6.25%, due 5/15/29 to 1/22/37, valued at $12,508.

	$12,263	$12,263
149,573

	Shares
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	78,120,034	78,120
Total Short-Term Investments (Cost $227,693)		227,693
Total Investments (107.0%) (Cost $1,847,582) — Including $143,265 of Securities Loaned +		2,277,876
Liabilities in Excess of Other Assets (-7.0%)		(149,674)
Net Assets (100%)		$2,128,202

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2009. At September 30, 2009, the Portfolio had loaned securities with a total value of approximately $143,265,000. This was secured by collateral of approximately $149,573,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)

At September 30, 2009, the Portfolio held approximately $7,262,000 of fair valued securities, representing 0.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(l)	Security has been deemed illiquid at September 30, 2009.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

(o)

The Portfolio invests in the Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund has a cost basis of approximately $3,416,000 at September 30, 2009. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Growth Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $86,000 relating to the Portfolio’s investment in the Morgan Stanley Growth Fund. For the period ended September 30, 2009, the Portfolio had no purchases or sales of the security. The Portfolio invests in the Morgan Stanley Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $138,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $501,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $858,710,000 and $815,454,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $1,847,582,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $430,294,000 of which $508,379,000 related to appreciated securities and $78,085,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
HKD	3,786	$489	10/1/09	USD	489	$489	$—	@
IDR	1,115,190	115	10/1/09	USD	115	115	—	@
IDR	1,002,511	104	10/1/09	USD	104	104	—	@
IDR	1,090,214	113	10/1/09	USD	113	113	—	@
INR	51,039	1,061	10/1/09	USD	1,062	1,062	1
USD	234	234	10/1/09	IDR	2,262,162	234	—	@
USD	135	135	10/2/09	IDR	1,303,027	135	—	@
USD	2,818	2,818	10/1/09	ZAR	20,901	2,782	(36)
USD	686	686	10/2/09	ZAR	5,081	676	(10)
USD	68	68	10/6/09	ZAR	505	67	(1)
ZAR	1,554	206	10/5/09	USD	209	209	3
		$6,029				$5,986	$(43)

HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
USD	—	United States Dollar
ZAR	—	South African Rand

@	Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Automobiles	$61,890	$—	$—		$61,890
Beverages	48,703	—	—		48,703
Capital Markets	14,030	—	—		14,030
Chemicals	59,106	—	—		59,106
Commercial Banks	508,918	7,262	—	†	516,180
Communications Equipment	3,619	—	—		3,619
Computers & Peripherals	31,176	—	—		31,176
Construction & Engineering	17,534	—	—		17,534
Construction Materials	21,573	—	—		21,573
Distributors	7,174	—	—		7,174
Diversified Financial Services	47,263	—	—		47,263
Diversified Telecommunication Services	49,127	—	—		49,127
Electric Utilities	22,109	—	—		22,109
Electrical Equipment	18,477	—	—		18,477
Electronic Equipment, Instruments & Components	58,188	—	—		58,188
Energy Equipment & Services	6,471	—	—		6,471
Food & Staples Retailing	24,328	—	—		24,328
Food Products	41,413	—	—		41,413
Gas Utilities	7,209	—	—		7,209
Household Durables	43,949	—	—		43,949
Household Products	9,946	—	—		9,946
Independent Power Producers & Energy Traders	23,749	—	—		23,749

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information:

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Industrial Conglomerates	$48,985	$—	$—		$48,985
Information Technology Services	43,450	—	—		43,450
Insurance	77,629	—	—		77,629
Internet Software & Services	15,077	—	—		15,077
Marine	2,776	—	—		2,776
Media	68,518	—	—		68,518
Metals & Mining	122,051	—	—		122,051
Oil, Gas & Consumable Fuels	158,954	—	—		158,954
Paper & Forest Products	—	—	—	†	—	†
Personal Products	15,322	—	—		15,322
Pharmaceuticals	34,622	—	—		34,622
Real Estate Management & Development	20,812	—	—		20,812
Semiconductors & Semiconductor Equipment	122,248	—	—		122,248
Software	8,437	—	—		8,437
Specialty Retail	36,953	—	—		36,953
Textiles, Apparel & Luxury Goods	4,168	—	—		4,168
Tobacco	3,113	—	—		3,113
Wireless Telecommunication Services	114,268	—	—		114,268
Total Common Stocks	2,023,335	7,262	—	†	2,030,597
Foreign Currency Exhange Contracts	—	4	—		4
Investment Companies	19,586	—	—		19,586
Short-Term Investments
Investment Company	215,430	—	—		215,430
Repurchase Agreement	—	12,263	—		12,263
Total Short-Term Investments	215,430	12,263	—		227,693
Total Assets	2,258,351	19,529	—	†	2,277,880

Liabilities:
Foreign Currency Exchange Contracts	$—	$47	$—		$47
Total Liabilities	—	47	—		47
Total	$2,258,351	$19,482	$—	†	$2,277,833

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stocks (000)
Balance as of 12/31/08	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 9/30/09	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/09.	$—

†     Includes a security which is valued at zero.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (96.8%)
Finland (3.0%)
Kone Oyj, Class B	75,546	$2,777

France (3.6%)
Groupe Danone S.A.	54,805	3,303

Ireland (5.5%)
C&C Group plc	325,124	1,375
Experian plc	447,637	3,766
		5,141
Japan (2.7%)
Kao Corp.	101,000	2,498

Netherlands (6.7%)
Reed Elsevier N.V.	244,449	2,758
Wolters Kluwer N.V.	164,194	3,507
		6,265
Sweden (5.2%)
Swedish Match AB	241,398	4,848

Switzerland (8.6%)
Nestle S.A. (Registered)	110,094	4,692
Novartis AG (Registered)	66,097	3,307
		7,999
United Kingdom (28.9%)
British American Tobacco plc	259,012	8,126
Cadbury plc	318,160	4,083
Diageo plc	139,584	2,141
Imperial Tobacco Group plc	193,986	5,605
Reckitt Benckiser Group plc	58,312	2,850
Unilever plc	140,537	3,993
		26,798
United States (32.6%)
Brown-Forman Corp., Class B	39,777	1,918
Career Education Corp. (a)	59,337	1,447
Dr. Pepper Snapple Group, Inc. (a)	47,136	1,355
eBay, Inc. (a)	133,592	3,154
Fortune Brands, Inc.	44,497	1,912
Kellogg Co.	57,364	2,824
McGraw-Hill Cos., Inc. (The)	85,172	2,141
Moody’s Corp.	90,848	1,859
Philip Morris International, Inc.	100,831	4,915
Procter & Gamble Co. (The)	50,075	2,900
Scotts Miracle-Gro Co. (The), Class A	40,391	1,735
Starbucks Corp. (a)	118,932	2,456
Weight Watchers International, Inc.	60,081	1,649
		30,265
Total Common Stocks (Cost $84,162)		89,894

Short-Term Investment (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (o) (Cost $2,271)	2,271,358	2,271
Total Investments (99.3%) (Cost $86,433) +		92,165
Other Assets in Excess of Liabilities (0.7%)		690
Net Assets (100%)		$92,855

(a)	Non-income producing security.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $4,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $18,682,000 and $19,308,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $86,433,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $5,732,000 of which $13,100,000 related to appreciated securities and $7,368,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
GBP	1,745	$2,788	12/1/09	USD	2,862	$2,862	$74
GBP	1,745	2,788	12/1/09	USD	2,860	2,860	72
GBP	1,745	2,788	12/1/09	USD	2,862	2,862	74
GBP	1,745	2,787	12/1/09	USD	2,861	2,861	74
		$11,151				$11,445	$294

GBP	—	British Pound
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$6,789	$—	$—	$6,789
Chemicals	1,735	—	—	1,735
Commercial Services	3,154	—	—	3,154
Diversified Consumer Services	3,096	—	—	3,096
Diversified Financial Services	1,859	—	—	1,859
Food Products	18,895	—	—	18,895
Hotels, Restaurants & Leisure	2,456	—	—	2,456
Household Durables	1,912	—	—	1,912
Household Products	8,248	—	—	8,248
Machinery	2,777	—	—	2,777
Media	8,406	—	—	8,406
Pharmaceuticals	3,307	—	—	3,307
Professional Services	3,766	—	—	3,766
Tobacco	23,494	—	—	23,494
Total Common Stocks	89,894	—	—	89,894
Forward Currency Contracts	—	294	—	294
Short-Term Investment
Investment Company	2,271	—	—	2,271
Total Assets	92,165	294	—	92,459

Total	$92,165	$294	$—	$92,459

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (96.4%)
Australia (9.0%)
BGP Holdings plc (a)(d)	12,867,024	$—
CFS Retail Property Trust REIT	2,892,545	5,129
Commonwealth Property Office Fund REIT	2,336,287	1,958
GPT Group REIT	13,221,817	7,990
Mirvac Group REIT	350,415	519
Stockland REIT	3,126,850	11,255
Westfield Group REIT	3,451,345	42,323
		69,174
Austria (0.3%)
CA Immobilien Anlagen AG (a)	35,544	460
Conwert Immobilien Invest SE (a)	120,837	1,660
		2,120
Belgium (0.2%)
Befimmo SCA Sicafi REIT	13,336	1,210
Cofinimmo REIT	1,900	266
		1,476
Brazil (0.7%)
BR Malls Participacoes S.A. (a)	487,740	5,760

Canada (0.4%)
Extendicare REIT	118,480	930
RioCan REIT	148,895	2,503
		3,433
Finland (0.2%)
Citycon Oyj	86,634	368
Sponda Oyj (a)	379,301	1,504
		1,872
France (5.8%)
Fonciere Des Regions REIT	9,975	1,162
Gecina S.A. REIT	8,219	980
ICADE REIT	67,181	7,196
Klepierre REIT	86,860	3,445
Mercialys S.A. REIT	50,144	1,992
Silic REIT	30,491	3,933
Unibail-Rodamco SE REIT	125,971	26,167
		44,875
Germany (0.2%)
Alstria Office AG REIT	86,871	1,002
Deutsche Euroshop AG	10,754	377
		1,379
Hong Kong (20.2%)
Agile Property Holdings Ltd.	408,000	480
China Overseas Land & Investment Ltd.	7,912,240	17,111
China Resources Land Ltd.	5,715,000	12,521
Glorious Property Holdings Ltd. (a)	1,514,300	868
Guangzhou R&F Properties Co., Ltd., Class H	4,270,300	7,505
Hang Lung Properties Ltd.	3,200,000	11,788
Henderson Land Development Co., Ltd.	1,235,400	8,130
Hongkong Land Holdings Ltd.	4,889,000	21,267
Hysan Development Co., Ltd.	1,624,386	4,066
Kerry Properties Ltd.	3,142,220	16,806
Poly Hong Kong Investment Ltd.	832,000	970
Shimao Property Holdings Ltd.	1,239,000	2,101
Sino Land Co., Ltd.	786,000	1,408
Sino-Ocean Land Holdings Ltd.	710,000	643
Sun Hung Kai Properties Ltd.	3,277,700	48,298
Swire Pacific Ltd., Class A	108,500	1,275
		155,237
Italy (0.3%)
Beni Stabili S.p.A.	2,459,304	2,120

Japan (13.5%)
Japan Real Estate Investment Corp. REIT	650	5,315
Mitsubishi Estate Co., Ltd.	2,198,000	34,574
Mitsui Fudosan Co., Ltd.	1,887,000	31,932
Nippon Building Fund, Inc. REIT	836	7,460
NTT Urban Development Corp.	4,600	4,222
Sumitomo Realty & Development Co., Ltd.	1,091,000	19,969
Tokyo Tatemono Co., Ltd.	111,000	543
		104,015
Netherlands (1.9%)
Corio N.V. REIT	90,877	6,268
Eurocommercial Properties N.V. CVA REIT	83,815	3,319
ProLogis European Properties	290,664	1,810
Vastned Retail N.V. REIT	20,614	1,327
Wereldhave N.V. REIT	19,745	1,944
		14,668
Singapore (2.5%)
Allgreen Properties Ltd.	901,000	723
CapitaCommercial Trust REIT	1,076,000	794
CapitaLand Ltd.	4,965,000	13,112
CapitaMall Trust REIT	1,695,000	2,226
Suntec REIT	1,179,000	887
Wing Tai Holdings Ltd.	1,312,000	1,565
		19,307
Sweden (0.6%)
Castellum AB	102,286	990
Hufvudstaden AB, Class A	447,296	3,593
		4,583
Switzerland (0.9%)
Allreal Holding AG	2,272	278
PSP Swiss Property AG (Registered) (a)	111,380	6,449
		6,727
United Kingdom (6.3%)
Big Yellow Group plc REIT (a)	246,484	1,477
British Land Co. plc REIT	921,617	6,999
Capital & Regional plc	1,667,321	879
Derwent London plc REIT	101,873	1,986
Development Securities plc (a)	192,815	1,043
Grainger plc	155,205	738
Great Portland Estates plc REIT	237,959	1,007
Hammerson plc REIT	996,993	6,283
Land Securities Group plc REIT	826,573	8,256
Liberty International plc REIT	550,508	4,223

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
United Kingdom (cont’d)
Minerva plc (a)	570,866	$338
Quintain Estates & Development plc (a)	506,961	1,710
Safestore Holdings plc	937,454	2,262
Segro plc REIT	1,261,806	7,411
Shaftesbury plc REIT	96,039	548
ST Modwen Properties plc (a)	316,174	1,122
Unite Group plc	522,070	2,196
		48,478
United States (33.4%)
Acadia Realty Trust REIT	175,880	2,651
AMB Property Corp. REIT	103,521	2,376
Assisted Living Concepts, Inc., Class A (a)	84,049	1,741
AvalonBay Communities, Inc. REIT	219,490	15,964
Boston Properties, Inc. REIT	192,165	12,596
Brookfield Properties Corp.	1,038,042	11,688
Cabot Industrial Value Fund III, LP (a)(d)(i)(l)	883	442
Camden Property Trust REIT	140,623	5,667
Capital Senior Living Corp. (a)	68,580	418
Care Investment Trust, Inc. REIT	36,668	281
Colony Financial, Inc. REIT (a)	63,450	1,240
Cousins Properties, Inc. REIT	78,880	653
CreXus Investment Corp. REIT (a)	58,750	840
DCT Industrial Trust, Inc. REIT	375,320	1,918
DiamondRock Hospitality Co. REIT (a)	85,010	689
Digital Realty Trust, Inc. REIT	33,440	1,529
Duke Realty Corp. REIT	102,340	1,229
Equity Lifestyle Properties, Inc. REIT (a)	139,151	5,954
Equity Residential REIT	753,653	23,137
Essex Property Trust, Inc. REIT	750	60
Exeter Industrial Value Fund, LP (a)(d)(i)(l)	1,000,000	850
Federal Realty Investment Trust REIT	134,484	8,253
Forest City Enterprises, Inc., Class A	605,471	8,095
HCP, Inc. REIT	327,056	9,400
Healthcare Realty Trust, Inc. REIT	264,957	5,599
Highwoods Properties, Inc. REIT	12,630	397
Host Hotels & Resorts, Inc. REIT	846,684	9,965
Keystone Industrial Fund II, LP (a)(d)(i)(l)	18,750	19
Kilroy Realty Corp. REIT	43,950	1,219
Kite Realty Group Trust REIT	109,880	458
Liberty Property Trust REIT	168,294	5,475
LTC Properties, Inc. REIT	21,230	510
Macerich Co. (The) REIT	11,520	349
Mack-Cali Realty Corp. REIT	168,328	5,442
Morgans Hotel Group Co. (a)	203,970	1,106
Nationwide Health Properties, Inc. REIT	31,560	978
NRDC Acquisition Corp. (a)	135,600	1,402
Parkway Properties, Inc. REIT	252	5
Post Properties, Inc. REIT	182,941	3,293
PS Business Parks, Inc. REIT	32,053	1,645
Public Storage REIT	191,305	14,394
Regency Centers Corp. REIT	285,811	10,589
Senior Housing Properties Trust REIT	412,572	7,884
Simon Property Group, Inc. REIT	401,704	27,890
Sovran Self Storage, Inc. REIT	16,189	493
Starwood Hotels & Resorts Worldwide, Inc.	381,865	12,613
Starwood Property Trust, Inc. REIT (a)	89,320	1,809
Taubman Centers, Inc. REIT	61,745	2,228
Ventas, Inc. REIT	188,560	7,260
Vornado Realty Trust REIT	254,794	16,411
		257,104
Total Common Stocks (Cost $883,511)		742,328

No. of Rights
Rights (0.0%)
United Kingdom (0.0%)
Unite Group plc, expires 10/2/09 (a) (Cost $—)	94,921	20

	Shares
Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $20,140)	20,140,260	20,140
Total Investments (99.0%) (Cost $903,651) +		762,488
Other Assets in Excess of Liabilities (1.0%)		7,322
Net Assets (100%)		$769,810

(a)	Non-income producing security.
(d)

At September 30, 2009, the Portfolio held approximately $1,311,000 of fair valued securities, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(i)

Restricted security valued at fair value and not registered under the Securities Act of 1933, Cabot Industrial Value Fund III, LP was acquired between 12/08 - 8/09 and has a current cost basis of $442,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 3/09 and has a current cost basis of $1,000,000.  Keystone Industrial Fund II, LP was acquired in 1/09 and has a current cost basis of $19,000. At September 30, 2009, this security had an aggregate market value of $1,311,000 representing 0.2% of net assets.

(l)	Security has been deemed illiquid at September 30, 2009.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $15,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $32,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $175,834,000 and $204,160,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $903,651,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $141,163,000 of which $29,852,000 related to appreciated securities and $171,015,000 related to depreciated securities.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	19	$28	10/1/09	CHF	29	$28	$—	@
EUR	20	29	10/2/09	CHF	30	29	—	@
EUR	258	377	10/2/09	GBP	237	379	2
EUR	154	225	10/2/09	GBP	140	224	(1)
EUR	522	764	10/5/09	GBP	479	766	2
USD	110	110	10/1/09	EUR	75	110	—	@
USD	868	868	10/2/09	HKD	6,730	868	—	@
USD	700	700	10/1/09	JPY	63,022	702	2
USD	61	61	10/1/09	SGD	86	61	—	@
		$3,162				$3,167	$5

CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SGD	—	Singapore Dollar
USD	—	United States Dollar

@	Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$299,312	$—	$—	$299,312
Health Care	35,001	—	—	35,001
Industrial	13,515	—	1,311	14,826
Industrial\Office	8,349	—	—	8,349
Lodging\Resorts	24,373	—	—	24,373
Office	94,750	—	—	94,750
Residential	98,192	—	—	98,192
Retail	141,285	—	—	141,285
Self Storage	18,626	—	—	18,626
Specialty	7,614	—	—	7,614
Total Common Stocks	741,017	—	1,311	742,328
Foreign Currency Exchange Contracts	—	6	—	6
Rights	—	20	—	20
Short-Term Investment
Investment Company	20,140	—	—	20,140
Total Assets	761,157	26	1,311	762,494

Liabilities:
Foreign Currency Exchange Contracts	—	1	—	1
Total Liabilities	—	1	—	1
Total	$761,157	$25	$1,311	$762,493

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stocks (000)
Balance as of 12/31/08	$911
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(150)
Net purchases (sales)	550
Net transfers in and/or out of Level 3	—
Balance as of 9/30/09	$1,311
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/09.	$(150)

Morgan Stanley Institutional Fund, Inc.

Global Value Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (97.3%)
Finland (3.0%)
Kone Oyj, Class B	29,140	$1,071

France (3.5%)
Groupe Danone S.A.	20,652	1,245

Ireland (5.6%)
C&C Group plc	125,409	530
Experian plc	172,666	1,453
		1,983
Japan (2.8%)
Kao Corp.	39,100	967

Netherlands (6.8%)
Reed Elsevier N.V.	94,290	1,064
Wolters Kluwer N.V.	63,334	1,352
		2,416
Sweden (5.3%)
Swedish Match AB	93,113	1,870

Switzerland (8.3%)
Nestle S.A. (Registered)	38,907	1,658
Novartis AG (Registered)	25,495	1,276
		2,934
United Kingdom (29.2%)
British American Tobacco plc	99,908	3,134
Cadbury plc	122,723	1,575
Diageo plc	53,841	826
Imperial Tobacco Group plc	74,826	2,162
Reckitt Benckiser Group plc	22,355	1,093
Unilever plc	54,209	1,540
		10,330
United States (32.8%)
Brown-Forman Corp., Class B	15,797	762
Career Education Corp. (a)	22,888	558
Dr. Pepper Snapple Group, Inc. (a)	15,700	451
eBay, Inc. (a)	51,530	1,217
Fortune Brands, Inc.	17,164	738
Kellogg Co.	22,009	1,083
McGraw-Hill Cos., Inc. (The)	32,852	826
Moody’s Corp.	35,042	717
Philip Morris International, Inc.	38,637	1,883
Procter & Gamble Co. (The)	19,315	1,119
Scotts Miracle-Gro Co. (The), Class A	15,580	669
Starbucks Corp. (a)	45,969	949
Weight Watchers International, Inc.	23,175	636
		11,608
Total Common Stocks (Cost $27,497)		34,424

Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $564)	563,942	564
Total Investments (98.9%) (Cost $28,061) +		34,988
Other Assets in Excess of Liabilities (1.1%)		387
Net Assets (100%)		$35,375

(a)	Non-income producing security.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $3,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $10,955,000 and $13,890,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $28,061,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $6,927,000 of which $6,986,000 related to appreciated securities and $59,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Global Value Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)			Value (000)	Settlement Date	In Exchange For (000)			Value (000)		Net Unrealized Appreciation (Depreciation) (000)
AUD	1		$1	10/1/09	USD	1		$1		$—	@
CAD	—	@	—	10/1/09	USD	—	@	—	@	—	@
CHF	2		1	10/1/09	USD	1		1		—	@
GBP	9		15	10/1/09	USD	15		15		—	@
GBP	30		48	10/1/09	USD	48		48		—	@
GBP	726		1,160	12/1/09	USD	1,190		1,190		30
GBP	726		1,160	12/1/09	USD	1,191		1,191		31
GBP	726		1,160	12/1/09	USD	1,191		1,191		31
GBP	726		1,160	12/1/09	USD	1,191		1,191		31
JPY	999		11	10/1/09	USD	11		11		—	@
JPY	6,797		76	10/1/09	USD	76		76		—	@
NOK	1		—	10/1/09	USD	—	@	—	@	—	@
NZD	—	@	—	10/1/09	USD	—	@	—	@	—	@
SEK	2		—	10/1/09	USD	—	@	—	@	—	@
SGD	—	@	—	10/1/09	USD	—	@	—	@	—	@
			$4,792					$4,915		$123

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

@	Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$2,569	$—	$—	$2,569
Chemicals	669	—	—	669
Commercial Services	1,217	—	—	1,217
Diversified Consumer Services	1,194	—	—	1,194
Diversified Financial Services	717	—	—	717
Diversified Media	826	—	—	826
Food Products	7,101	—	—	7,101
Hotels, Restaurants & Leisure	949	—	—	949
Household Durables	738	—	—	738
Household Products	3,179	—	—	3,179
Machinery	1,071	—	—	1,071
Media	2,416	—	—	2,416
Pharmaceuticals	1,276	—	—	1,276
Professional Services	1,453	—	—	1,453
Tobacco	9,049	—	—	9,049
Total Common Stocks	34,424	—	—	34,424
Forward Currency Contracts	—	123	—	123
Short-Term Investment
Investment Company	564	—	—	564
Total Assets	34,988	123	—	35,111

Liabilities:
Forward Currency Contracts	$—	$—	$—	$—
Total Liabilities	—	—	—	—
Total	$34,988	$123	$—	$35,111

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (95.8%)
Australia (4.0%)
AMP Ltd.	11,057,808	$63,604
Orica Ltd.	856,608	17,759
OZ Minerals Ltd. (a)	35,502,716	35,705
Santos Ltd. (c)	3,874,079	51,949
		169,017
Austria (1.0%)
Telekom Austria AG	2,213,253	39,902

Canada (1.0%)
EnCana Corp.	745,959	43,197

Denmark (0.3%)
Novo-Nordisk A/S, Class B	187,062	11,712

France (8.4%)
ArcelorMittal	521,297	19,491
Electricite de France (c)	1,649,313	97,844
France Telecom S.A.	1,491,869	39,744
Legrand S.A. (c)	2,069,655	57,574
Total S.A. (c)	1,030,569	61,236
Vallourec S.A. (c)	445,780	75,540
		351,429
Germany (5.4%)
Bayer AG (c)	1,624,288	112,546
E.ON AG	1,854,562	78,648
RWE AG (c)	384,114	35,676
		226,870
Greece (0.5%)
OPAP S.A.	859,203	22,154

Hong Kong (0.5%)
Esprit Holdings Ltd. (c)	3,377,600	22,662

Ireland (1.9%)
CRH plc	2,824,300	78,133

Italy (1.6%)
ENI S.p.A. (c)	2,696,195	67,389

Japan (21.7%)
Asatsu-DK, Inc. (c)	682,385	14,406
Astellas Pharma, Inc.	1,749,800	71,930
Chiba Bank Ltd. (The) (c)	5,099,000	31,583
Hoya Corp. (c)	1,333,900	31,503
INPEX Corp. (c)	3,076	26,249
JSR Corp. (c)	1,585,900	32,508
Kao Corp.	2,515,800	62,219
Keyence Corp. (c)	346,310	73,996
Mitsubishi Electric Corp. (a)(c)	3,691,000	27,960
Mitsubishi Estate Co., Ltd. (c)	3,636,000	57,194
Mitsui Sumitomo Insurance Group Holdings, Inc.	2,567,600	70,794
NGK Spark Plug Co., Ltd. (c)	3,759,000	47,990
Nintendo Co., Ltd.	114,400	29,312
Nitto Denko Corp.	616,300	18,881
NTT DoCoMo, Inc.	28,099	44,888
Rohm Co., Ltd. (c)	228,000	15,951
Sega Sammy Holdings, Inc. (c)	2,032,800	26,450
Sekisui House Ltd.	5,225,000	47,148
Sumitomo Mitsui Financial Group, Inc. (c)	517,371	18,040
Sumitomo Trust & Banking Co., Ltd. (The) (c)	3,782,000	20,097
T&D Holdings, Inc.	2,674,200	72,392
Taiyo Nippon Sanso Corp. (c)	1,959,000	23,329
TDK Corp.	238,000	13,761
Toyota Motor Corp.	841,500	33,467
		912,048
Netherlands (5.5%)
Akzo Nobel N.V. (c)	676,684	41,921
CSM N.V.	1,069,866	27,007
Unilever N.V. CVA	5,672,914	163,497
		232,425
Spain (1.8%)
Telefonica S.A.	2,739,609	75,590

Sweden (0.3%)
Ssab Svenskt Stal AB, Class A (c)	719,875	11,152

Switzerland (8.7%)
Nestle S.A. (Registered)	3,692,789	157,361
Novartis AG (Registered)	2,214,521	110,801
Roche Holding AG (Genusschein)	597,445	96,567
		364,729
United Kingdom (31.9%)
Barclays plc (a)	6,620,040	39,145
BG Group plc	3,005,636	52,213
BHP Billiton plc	1,855,474	50,648
BP plc	7,417,436	65,554
British American Tobacco plc	5,148,281	161,510
British Land Co. plc REIT	4,908,473	37,277
Bunzl plc	1,309,585	13,279
Cadbury plc	3,551,476	45,577
Diageo plc	2,843,039	43,618
Hays plc	32,307,115	53,697
Imperial Tobacco Group plc	5,212,284	150,607
Intercontinental Hotels Group plc	2,326,572	30,210
Lonmin plc (a)	737,586	19,733
National Grid plc	3,232,910	31,207
Prudential plc	4,672,805	44,919
Reckitt Benckiser Group plc	2,637,982	128,922
Reed Elsevier plc	10,061,677	75,303
Scottish & Southern Energy plc	2,939,333	55,102
Smiths Group plc	3,677,881	52,224
Vodafone Group plc	47,462,902	106,346
Wolseley plc (a)	3,423,669	82,456
		1,339,547
United States (1.3%)
Dr. Pepper Snapple Group, Inc. (a)	1,832,194	52,676
Total Common Stocks (Cost $3,805,840)		4,020,632

Short-Term Investments (10.1%)
Securities held as Collateral on Loaned Securities (5.9%)
Investment Company (5.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	229,221,440	229,221

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Face Amount (000)	Value (000)
Repurchase Agreement (0.5%)

Deutsche Bank Securities, Inc., 0.06%, dated 9/30/09, due 10/1/09, repurchase price $20,471; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, Fixed Rate Mortgage, 3.75%, due 12/6/10; Federal Home Loan Banks, Fixed Rate Mortgages, 1.88% to 5.75%, due 2/18/11 to 1/27/14; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.41%, due 7/12/10; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 2.00% to 5.92%, due 9/28/12 to 1/15/37; Federal National Mortgage Association, Fixed Rate Mortgages, 5.73% to 6.25%, due 5/15/29 to 1/22/37, valued at $20,880.

	$20,471	$20,471
		249,692

Shares

Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	174,777,968	174,778
Total Short-Term Investments (Cost $424,470)		424,470
Total Investments (105.9%) (Cost $4,230,310) — Including $237,497 of Securities Loaned +		4,445,102
Liabilities in Excess of Other Assets (-5.9%)		(247,340)
Net Assets (100%)		$4,197,762

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2009. At September 30, 2009, the Portfolio had loaned securities with a total value of approximately $237,497,000. This was secured by collateral of approximately $249,692,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $160,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $2,811,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $1,514,052,000 and $1,486,176,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $4,230,310,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $214,792,000 of which $537,506,000 related to appreciated securities and $322,714,000 related to depreciated securities.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
GBP	83,480	$133,393	11/16/09	EUR	92,701	$135,654	$2,261
GBP	91,720	146,559	11/16/09	EUR	108,157	158,271	11,712
GBP	2,074	3,315	10/1/09	USD	3,341	3,341	26
USD	2,149	2,149	10/1/09	AUD	2,466	2,175	26
USD	940	940	10/1/09	GBP	593	948	8
USD	17,767	17,767	10/1/09	JPY	1,594,998	17,768	1
USD	1,861	1,861	10/1/09	JPY	166,119	1,851	(10)
USD	454	454	10/2/09	JPY	40,648	453	(1)
		$306,438				$320,461	$14,023

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$47,990	$—	$—	$47,990
Automobiles	33,467	—	—	33,467
Beverages	96,294	—	—	96,294
Chemicals	134,398	—	—	134,398
Commercial Banks	108,865	—	—	108,865
Construction Materials	78,133	—	—	78,133
Diversified Telecommunication Services	155,236	—	—	155,236
Electric Utilities	231,594	—	—	231,594
Electrical Equipment	85,534	—	—	85,534
Electronic Equipment, Instruments & Components	119,260	—	—	119,260
Food Products	393,442	—	—	393,442
Hotels, Restaurants & Leisure	52,364	—	—	52,364
Household Durables	47,148	—	—	47,148
Household Products	191,141	—	—	191,141
Industrial Conglomerates	52,224	—	—	52,224
Insurance	251,709	—	—	251,709
Leisure Equipment & Products	26,450	—	—	26,450
Machinery	75,540	—	—	75,540
Media	89,709	—	—	89,709
Metals & Mining	136,729	—	—	136,729
Multi-Utilities	66,883	—	—	66,883
Oil, Gas & Consumable Fuels	367,787	—	—	367,787
Pharmaceuticals	403,556	—	—	403,556
Professional Services	53,697	—	—	53,697
Real Estate Investment Trusts (REITs)	37,277	—	—	37,277
Real Estate Management & Development	57,194	—	—	57,194
Semiconductors & Semiconductor Equipment	15,951	—	—	15,951
Software	29,312	—	—	29,312
Specialty Retail	22,662	—	—	22,662
Tobacco	312,117	—	—	312,117
Trading Companies & Distributors	95,735	—	—	95,735
Wireless Telecommunication Services	151,234	—	—	151,234
Total Common Stocks	4,020,632	—	—	4,020,632
Forward Currency Contracts	—	14,034	—	14,034
Short-Term Investments
Investment Companies	403,999	—	—	403,999
Repurchase Agreement	—	20,471	—	20,471
Total Short-Term Investments	403,999	20,471	—	424,470
Total Assets	4,424,631	34,505	—	4,459,136

Liabilities:
Forward Currency Contracts	$—	$11	$—	$11
Total Liabilities	—	11	—	11
Total	$4,424,631	$34,494	$—	$4,459,125

Morgan Stanley Institutional Fund, Inc.

International Growth Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (98.4%)
Australia (2.8%)
BHP Billiton Ltd.	26,090	$869
CSL Ltd.	26,194	773
		1,642
Austria (1.7%)
Vienna Insurance Group	17,251	985

Belgium (1.1%)
Groupe Bruxelles Lambert S.A.	7,178	663

Canada (2.6%)
Cameco Corp.	31,114	863
EnCana Corp.	11,744	680
		1,543
Denmark (1.1%)
Vestas Wind Systems A/S (a)	9,121	659

Egypt (0.9%)
Orascom Construction Industries GDR	12,292	538

Finland (3.3%)
Fortum Oyj	41,210	1,057
Kone Oyj, Class B	24,113	886
		1,943
France (8.3%)
ArcelorMittal	26,188	979
AXA S.A.	35,003	948
BNP Paribas	14,510	1,159
LVMH Moet Hennessy Louis Vuitton S.A.	7,627	767
Total S.A.	17,983	1,069
		4,922
Germany (5.7%)
Bayer AG	9,877	684
Deutsche Bank AG (Registered) (c)	12,970	996
Linde AG	10,095	1,094
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (c)	3,790	605
		3,379
Greece (3.7%)
Coca-Cola Hellenic Bottling Co. S.A.	32,025	852
National Bank of Greece S.A. (a)	36,866	1,322
		2,174
Hong Kong (5.9%)
China Construction Bank Corp., Class H	921,000	736
China Resources Power Holdings Co., Ltd.	359,800	836
CNOOC Ltd.	654,700	880
Tencent Holdings Ltd.	62,500	1,017
		3,469
India (2.2%)
Bharti Airtel Ltd.	73,652	641
Reliance Industries Ltd. (a)	15,114	692
		1,333
Ireland (1.0%)
Ryanair Holdings plc ADR (a)	19,904	578

Israel (1.7%)
Teva Pharmaceutical Industries Ltd. ADR	19,387	980

Italy (1.1%)
ENI S.p.A.	25,106	628

Japan (16.5%)
Benesse Holdings, Inc.	14,600	716
FamilyMart Co., Ltd. (c)	18,300	589
Fast Retailing Co., Ltd. (c)	6,700	848
Honda Motor Co., Ltd. (c)	20,100	619
Jupiter Telecommunications Co., Ltd.	806	779
Komatsu Ltd.	39,800	746
Nidec Corp.	10,400	845
Nippon Electric Glass Co., Ltd.	82,000	748
Rakuten, Inc.	1,109	739
Shin-Etsu Chemical Co., Ltd.	15,600	959
Shionogi & Co., Ltd. (c)	31,000	734
Sony Financial Holdings, Inc.	186	534
Stanley Electric Co., Ltd.	44,100	894
		9,750
Luxembourg (1.2%)
Millicom International Cellular S.A. (a)	10,081	733

Mexico (1.3%)
America Movil S.A.B. de C.V., Class L ADR	17,139	751

Netherlands (1.0%)
Reed Elsevier N.V.	50,675	572

Norway (1.2%)
Storebrand ASA (a)	119,218	728

Portugal (2.4%)
Banco Espirito Santo S.A. (Registered)	114,050	809
Jeronimo Martins SGPS S.A.	72,146	632
		1,441
Singapore (3.1%)
DBS Group Holdings Ltd.	120,500	1,136
Keppel Corp. Ltd. (c)	121,000	696
		1,832
South Korea (0.9%)
LG Electronics, Inc.	4,815	513

Spain (2.9%)
Banco Santander S.A.	62,155	1,000
Red Electrica Corporacion S.A.	13,815	707
		1,707
Sweden (2.6%)
Investor AB, Class B	41,888	765
Tele2 AB, Class B	58,299	773
		1,538
Switzerland (6.9%)
Nestle S.A. (Registered)	27,200	1,159
Roche Holding AG (Genusschein)	6,697	1,083
SGS S.A. (Registered)	893	1,202

Morgan Stanley Institutional Fund, Inc.

International Growth Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Switzerland (cont’d)
Syngenta AG (Registered)	2,896	$665
		4,109
United Kingdom (15.3%)
Aggreko plc	56,543	634
Autonomy Corp. plc (a)	30,223	787
Cobham plc	225,468	789
G4S plc	211,856	747
Prudential plc	89,943	865
Reckitt Benckiser Group plc	22,927	1,120
SABMiller plc	30,985	747
Smith & Nephew plc	83,839	751
Standard Chartered plc	43,296	1,067
Tesco plc	142,997	913
Vodafone Group plc	280,137	628
		9,048
Total Common Stocks (Cost $60,702)		58,158

No. of Rights
Rights (0.0%)
France (0.0%)
BNP Paribas, expires 10/13/09 (a) (Cost $—)	14,510	32

Shares
Short-Term Investments (8.9%)
Securities held as Collateral on Loaned Securities (7.5%)
Investment Company (6.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	4,067,582	4,068

Face Amount (000)
Repurchase Agreement (0.6%)

Deutsche Bank Securities, Inc., 0.06%, dated 9/30/09, due 10/1/09, repurchase price $363; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, Fixed Rate Mortgage, 3.75%, due 12/6/10; Federal Home Loan Banks, Fixed Rate Mortgages, 1.88% to 5.75%, due 2/18/11 to 1/27/14; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.41%, due 7/12/10; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 2.00% to 5.92%, due 9/28/12 to 1/15/37; Federal National Mortgage Association, Fixed Rate Mortgages, 5.73% to 6.25%, due 5/15/29 to 1/22/37, valued at $371.

	$363	363
4,431

	Shares
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	812,446	812
Total Short-Term Investments (Cost $5,243)		5,243
Total Investments (107.3%) (Cost $65,945) — Including $4,217 of Securities Loaned +		63,433
Liabilities in Excess of Other Assets (-7.3%)		(4,341)
Net Assets (100%)		$59,092

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2009. At September 30, 2009, the Portfolio had loaned securities with a total value of approximately $4,217,000. This was secured by collateral of approximately $4,431,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

Morgan Stanley Institutional Fund, Inc.

International Growth Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $38,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $29,479,000 and $32,409,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $65,945,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $2,512,000 of which $4,251,000 related to appreciated securities and $6,763,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)			Value (000)		Settlement Date	In Exchange For (000)			Value (000)		Net Unrealized Appreciation (Depreciation) (000)
CAD	4		$4		10/1/09	USD	4		$4		$—	@
EUR	—	@	—	@	10/1/09	USD	—	@	—	@	—@
HKD	121		16		10/1/09	USD	16		16		—@
JPY	10,677		119		10/1/09	USD	119		119		—@
			$139						$139		$ —@

CAD	—	Canadian Dollar
EUR	—	Euro
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

@	Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$789	$—	$—	$789
Airlines	578	—	—	578
Auto Components	894	—	—	894
Automobiles	619	—	—	619
Beverages	1,599	—	—	1,599
Biotechnology	773	—	—	773
Capital Markets	996	—	—	996
Chemicals	2,718	—	—	2,718
Commercial Banks	7,229	—	—	7,229
Commercial Services & Supplies	1,381	—	—	1,381
Construction & Engineering	538	—	—	538
Diversified Consumer Services	716	—	—	716
Diversified Financial Services	1,428	—	—	1,428
Diversified Telecommunication Services	773	—	—	773
Electric Utilities	1,764	—	—	1,764
Electrical Equipment	659	—	—	659
Electronic Equipment, Instruments & Components	1,593	—	—	1,593
Food & Staples Retailing	2,134	—	—	2,134
Food Products	1,159	—	—	1,159
Health Care Equipment & Supplies	751	—	—	751
Household Durables	513	—	—	513
Household Products	1,120	—	—	1,120
Independent Power Producers & Energy Traders	836	—	—	836
Industrial Conglomerates	696	—	—	696
Insurance	4,665	—	—	4,665
Internet & Catalog Retail	739	—	—	739
Internet Software & Services	1,017	—	—	1,017
Machinery	1,632	—	—	1,632
Media	1,351	—	—	1,351
Metals & Mining	1,848	—	—	1,848
Oil, Gas & Consumable Fuels	4,812	—	—	4,812
Pharmaceuticals	3,481	—	—	3,481
Professional Services	1,202	—	—	1,202

Morgan Stanley Institutional Fund, Inc.

International Growth Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information:(cont’d)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets: (cont’d)
Common Stocks (cont’d)
Software	$787	$—	$—	$787
Specialty Retail	848	—	—	848
Textiles, Apparel & Luxury Goods	767	—	—	767
Wireless Telecommunication Services	2,753	—	—	2,753
Total Common Stocks	58,158	—	—	58,158
Rights	32	—	—	32
Short-Term Investments
Investment Companies	4,880	—	—	4,880
Repurchase Agreement	—	363	—	363
Total Short-Term Investments	4,880	363	—	5,243
Total Assets	63,070	363	—	63,433

Liabilities:
Forward Currency Contracts	$—	$—	$—	$—
Total Liabilities	—	—	—	—
Total	$63,070	$363	$—	$63,433

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (98.3%)
Australia (5.2%)
BGP Holdings plc (a)(d)	4,769,371	$—
CFS Retail Property Trust REIT	1,027,843	1,822
Commonwealth Property Office Fund REIT	830,181	696
GPT Group REIT	4,762,486	2,878
Mirvac Group REIT	131,149	194
Stockland REIT	1,100,656	3,962
Westfield Group REIT	1,187,419	14,561
		24,113
Austria (1.2%)
CA Immobilien Anlagen AG (a)	104,081	1,346
Conwert Immobilien Invest SE (a)	289,573	3,979
		5,325
Belgium (0.8%)
Befimmo SCA Sicafi REIT	34,393	3,121
Cofinimmo REIT	5,066	708
		3,829
Finland (1.1%)
Citycon Oyj	227,884	967
Sponda Oyj (a)	993,190	3,939
		4,906
France (24.7%)
Fonciere Des Regions REIT	25,996	3,028
Gecina S.A. REIT	22,623	2,698
ICADE REIT	179,745	19,254
Klepierre REIT	216,094	8,571
Mercialys S.A. REIT	126,278	5,017
Silic REIT	75,802	9,777
Unibail-Rodamco SE REIT	318,112	66,079
		114,424
Germany (0.8%)
Alstria Office AG REIT	228,710	2,638
Deutsche Euroshop AG	28,482	998
		3,636
Hong Kong (11.9%)
Agile Property Holdings Ltd.	146,000	172
China Overseas Land & Investment Ltd.	2,750,240	5,948
China Resources Land Ltd.	1,997,000	4,375
Glorious Property Holdings Ltd. (a)	533,500	306
Guangzhou R&F Properties Co., Ltd., Class H	1,534,000	2,696
Hang Lung Properties Ltd.	1,102,000	4,060
Henderson Land Development Co., Ltd.	452,000	2,974
Hongkong Land Holdings Ltd.	1,784,000	7,760
Hysan Development Co., Ltd.	604,803	1,514
Kerry Properties Ltd.	1,081,771	5,786
Poly Hong Kong Investment Ltd.	298,000	347
Shimao Property Holdings Ltd.	440,500	747
Sino Land Co., Ltd.	292,000	523
Sino-Ocean Land Holdings Ltd.	255,000	231
Sun Hung Kai Properties Ltd.	1,150,300	16,950
Swire Pacific Ltd., Class A	41,000	482
		54,871
Italy (1.2%)
Beni Stabili S.p.A.	6,281,633	5,414

Japan (8.0%)
Japan Real Estate Investment Corp. REIT	231	1,889
Mitsubishi Estate Co., Ltd.	784,000	12,332
Mitsui Fudosan Co., Ltd.	669,000	11,321
Nippon Building Fund, Inc. REIT	298	2,659
NTT Urban Development Corp.	1,713	1,572
Sumitomo Realty & Development Co., Ltd.	383,000	7,010
Tokyo Tatemono Co., Ltd.	40,000	196
		36,979
Netherlands (8.0%)
Corio N.V. REIT	228,857	15,784
Eurocommercial Properties N.V. CVA REIT	211,656	8,381
ProLogis European Properties	729,008	4,540
Vastned Retail N.V. REIT	54,091	3,482
Wereldhave N.V. REIT	50,229	4,947
		37,134
Singapore (1.5%)
Allgreen Properties Ltd.	316,000	254
CapitaCommercial Trust REIT	462,000	341
CapitaLand Ltd.	1,729,000	4,566
CapitaMall Trust REIT	626,000	822
Suntec REIT	436,000	328
Wing Tai Holdings Ltd.	461,000	550
		6,861
Sweden (2.6%)
Castellum AB	269,204	2,606
Hufvudstaden AB, Class A	1,186,106	9,528
		12,134
Switzerland (3.8%)
Allreal Holding AG	5,950	729
PSP Swiss Property AG (Registered) (a)	292,377	16,928
		17,657
United Kingdom (27.5%)
Big Yellow Group plc REIT (a)	669,620	4,013
British Land Co. plc REIT	2,327,340	17,675
Capital & Regional plc	6,417,912	3,385
Derwent London plc REIT	272,457	5,312
Development Securities plc (a)	568,106	3,073
Grainger plc	417,769	1,987
Great Portland Estates plc REIT	607,385	2,569
Hammerson plc REIT	2,600,577	16,388
Land Securities Group plc REIT	2,151,803	21,493
Liberty International plc REIT	1,390,187	10,664
Minerva plc (a)	1,690,737	1,000
Quintain Estates & Development plc (a)	1,345,260	4,536
Safestore Holdings plc	2,582,267	6,232
Segro plc REIT	3,244,856	19,058
Shaftesbury plc REIT	245,958	1,404
ST Modwen Properties plc (a)	794,067	2,817

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
United Kingdom (cont’d)
Unite Group plc	1,381,885	$5,814
		127,420
Total Common Stocks (Cost $713,476)		454,703

	No. of Rights
Rights (0.0%)
United Kingdom (0.0%)
Unite Group plc, expires 10/2/09 (a) (Cost $—)	251,251	53

	Shares
Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $5,191)	5,190,973	5,191
Total Investments (99.4%) (Cost $718,667) +		459,947
Other Assets in Excess of Liabilities (0.6%)		2,709
Net Assets (100%)		$462,656

(a)	Non-income producing security.
(d)

At September 30, 2009, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $8,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $502,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $124,632,000 and $163,859,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $718,667,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $258,720,000 of which $8,914,000 related to appreciated securities and $267,634,000 related to depreciated securities.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
AUD	39	$35	10/2/09	USD	35	$35	$—	@
EUR	2,431	3,557	10/1/09	USD	3,544	3,544	(13)
EUR	5	7	10/2/09	USD	7	7	—	@
GBP	125	199	10/2/09	USD	201	201	2
HKD	551	71	10/2/09	USD	71	71	—	@
SGD	18	12	10/2/09	USD	12	12	—	@
USD	73	73	10/1/09	CHF	75	73	—	@
USD	77	77	10/2/09	CHF	79	76	(1)
USD	999	999	10/2/09	GBP	628	1,004	5
USD	2,028	2,028	10/5/09	GBP	1,266	2,023	(5)
USD	306	306	10/2/09	HKD	2,371	306	—	@
USD	253	253	10/1/09	JPY	22,798	254	1
		$7,617				$7,606	$(11)

AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SGD	—	Singapore Dollar
USD	—	United States Dollar

@    Value is less than $500.

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Diversified	$228,678	$—	$—		$228,678
Industrial	23,598	—	—		23,598
Office	71,837	—	—		71,837
Residential	20,616	—	—		20,616
Retail	93,915	—	—		93,915
Self Storage	10,245	—	—		10,245
Specialty	5,814	—	—	†	5,814
Total Common Stocks	454,703	—	—	†	454,703
Foreign Currency Exchange Contracts	—	8	—		8
Rights	—	53	—		53
Short-Term Investment
Investment Company	5,191	—	—		5,191
Total Assets	459,894	61	—	†	459,955

Liabilities:
Foreign Currency Exchange Contracts	—	19	—		19
Total Liabilities	—	19	—		19
Total	$459,894	$42	$—	†	$459,936

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stocks (000)
Balance as of 12/31/08	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—	†
Net transfers in and/or out of Level 3	—
Balance as of 9/30/09	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/09.	$—

†    Includes a security which is valued at zero.

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (98.9%)
Australia (4.9%)
Boral Ltd.	886,049	$4,760
CSR Ltd.	1,934,487	3,209
Goodman Fielder Ltd.	1,577,394	2,324
Iluka Resources Ltd. (a)	1,572,067	5,520
Infomedia Ltd.	8,206,233	2,787
Pacific Brands Ltd. (a)	2,597,607	2,750
		21,350
Denmark (4.1%)
Jyske Bank A/S (a)	137,385	5,726
NKT Holding A/S (a)	74,445	4,346
Sydbank A/S (a)	117,081	3,067
Topdanmark A/S (a)	30,490	4,609
		17,748
Finland (2.2%)
Konecranes Oyj	148,664	4,238
Rautaruukki Oyj	232,507	5,580
		9,818
France (2.4%)
Euler Hermes S.A.	52,397	4,493
Sa des Ciments Vicat	29,826	2,284
Teleperformance	105,025	3,525
		10,302
Germany (8.6%)
Aixtron AG	355,527	9,687
GEA Group AG	225,067	4,697
Gerresheimer AG	146,561	4,611
GFK SE	69,074	2,391
Kontron AG	256,921	3,151
Rheinmetall AG	107,872	6,387
Sartorius AG (Non-Voting Shares)	115,806	2,067
SCS Standard Computersysteme AG (a)(d)(l)	21,289	—
Tognum AG	278,058	4,753
		37,744
Greece (0.3%)
Fourlis Holdings SA	75,570	1,188

Hong Kong (2.0%)
Asia Satellite Telecommunications Holdings Ltd.	661,000	998
Midland Holdings Ltd.	4,190,000	3,498
Techtronic Industries Co.	3,767,000	3,125
Yip’s Chemical Holdings Ltd.	2,232,000	1,313
		8,934
Ireland (5.0%)
FBD Holdings plc	361,017	4,015
Glanbia plc	1,308,230	5,552
Kerry Group plc, Class A	108,351	3,099
Smurfit Kappa Group plc	1,186,201	9,339
		22,005
Italy (4.3%)
Brembo S.p.A.	389,315	3,230
Buzzi Unicem S.p.A.	445,650	7,695
Davide Campari-Milano S.p.A.	234,350	2,102
Interpump Group S.p.A. (a)	657,260	4,211
SAES Getters S.p.A.	140,745	1,512
		18,750
Japan (37.2%)
Alpha Systems Inc.	138,000	2,829
Axell Corp.	221,500	9,327
Daibiru Corp.	605,500	5,268
Fuji Machine Manufacturing Co., Ltd.	610,400	7,208
Fuyo General Lease Co., Ltd.	393,900	8,864
Harmonic Drive Systems Inc.	628	1,678
Hikari Tsushin, Inc.	169,119	3,695
Jaccs Co., Ltd.	3,742,000	8,587
Japan Securities Finance Co., Ltd.	1,687,592	12,558
Leopalace21 Corp.	575,800	4,625
Maxvalu Tokai Co., Ltd.	144,400	2,020
Miraial Co., Ltd.	293,100	7,787
Mori Seiki Co., Ltd.	459,800	5,527
Nakanishi, Inc.	31,286	2,753
Nihon Micro Coating Co., Ltd. (a)	396,000	940
Ohara, Inc.	338,300	5,510
Okinawa Cellular Telephone Co.	999	1,996
Osaki Engineering Co., Ltd.	1,406	1,786
Sawada Holdings Co., Ltd. (a)	574,300	2,156
Shinkawa Ltd.	410,600	7,977
St. Marc Holdings Co., Ltd.	63,300	2,003
Sumitomo Osaka Cement Co., Ltd.	2,498,970	4,733
Sun Frontier Fudousan Co., Ltd. (a)	8,780	2,406
Taiheiyo Cement Corp. (a)	4,876,000	6,518
THK Co., Ltd.	280,200	5,488
TOC Co., Ltd.	1,199,500	5,278
Toei Animation Co., Ltd.	298,200	4,598
Tokyo Tomin Bank Ltd. (The)	540,481	8,821
Union Tool Co.	205,500	6,559
Vantec Corp.	3,370	4,693
Yachiyo Bank Ltd. (The)	265,300	8,054
		162,242
Netherlands (0.6%)
Draka Holding (a)	137,567	2,558

New Zealand (0.5%)
Fisher & Paykel Healthcare Corp., Ltd.	835,371	1,979

Norway (6.3%)
Acergy S.A.	358,362	4,513
Fred Olsen Energy ASA	125,920	4,696
Pronova BioPharma A/S (a)	1,006,624	3,050
Prosafe SE	846,865	4,363
Schibsted ASA (a)	652,472	11,014
		27,636
Spain (0.2%)
Miquel y Costas & Miquel S.A.	39,987	941

Sweden (2.2%)
Getinge AB, Class B	119,759	2,010
Saab AB, Class B	433,221	5,189

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Sweden (cont’d)
SKF AB, Class B	139,799	$2,196
		9,395
Switzerland (1.0%)
Bucher Industries AG (Registered)	17,516	1,949
Kuoni Reisen Holding AG (Registered)	6,531	2,426
		4,375
United Kingdom (17.1%)
Bodycote plc	1,542,094	4,103
Britvic plc	541,482	3,051
Catlin Group Ltd.	431,997	2,426
Chemring Group plc	172,049	6,720
CVS Group plc (a)	2,034,304	5,559
Dignity plc	169,345	1,574
Home Retail Group plc	676,841	2,941
IMI plc	436,901	3,125
Informa plc	865,708	4,358
Keller Group plc	19,128	222
Luminar Group Holdings plc	3,559,038	5,460
Melrose plc	1,508,751	4,461
Premier Foods plc (a)	12,358,731	8,296
SIG plc	1,893,920	4,177
Tate & Lyle plc	804,927	5,439
Wincanton plc	2,227,553	8,419
Wolseley plc (a)	183,810	4,427
		74,758
Total Common Stocks (Cost $383,962)		431,723

Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $6,059)	6,059,274	6,059
Total Investments (100.3%) (Cost $390,021) +		437,782
Liabilities in Excess of Other Assets (-0.3%)		(1,423)
Net Assets (100%)		$436,359

(a)	Non-income producing security.
(d)

At September 30, 2009, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(l)	Security has been deemed illiquid at September 30, 2009.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $6,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $15,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $127,616,000 and $133,586,000, respectively.

@	Value is less than $500.
+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $390,021,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $47,761,000 of which $69,846,000 related to appreciated securities and $22,085,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	38	$56	10/1/09	USD	56	$56	$—	@
GBP	377	604	10/1/09	USD	598	598	(6)
GBP	167	266	10/2/09	USD	268	268	2
HKD	36	4	10/2/09	USD	4	4	—	@
USD	343	343	10/1/09	JPY	30,783	343	—	@
USD	576	576	10/1/09	JPY	51,411	573	(3)
USD	49	49	10/2/09	JPY	4,411	49	—	@
		$1,898				$1,891	$(7)

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$11,909	$—	$—		$11,909
Air Freight & Logistics	13,112	—	—		13,112
Auto Components	3,230	—	—		3,230
Beverages	5,153	—	—		5,153
Capital Markets	2,156	—	—		2,156
Chemicals	7,763	—	—		7,763
Commercial Banks	25,668	—	—		25,668
Construction & Engineering	222	—	—		222
Construction Materials	25,990	—	—		25,990
Consumer Finance	8,587	—	—		8,587
Containers & Packaging	9,339	—	—		9,339
Distributors	2,750	—	—		2,750
Diversified Consumer Services	1,574	—	—		1,574
Diversified Financial Services	21,422	—	—		21,422
Diversified Telecommunication Services	998	—	—		998
Electrical Equipment	7,311	—	—		7,311
Electronic Equipment, Instruments & Components	1,512	—	—		1,512
Energy Equipment & Services	13,572	—	—		13,572
Food & Staples Retailing	2,020	—	—		2,020
Food Products	24,710	—	—		24,710
Health Care Equipment & Supplies	8,809	—	—		8,809
Health Care Providers & Services	5,559	—	—		5,559
Hotels, Restaurants & Leisure	9,889	—	—		9,889
Household Durables	3,125	—	—		3,125
Industrial Conglomerates	9,596	—	—		9,596
Information Technology Services	—	—	—	†	—	†
Insurance	15,543	—	—		15,543
Internet & Catalog Retail	2,941	—	—		2,941
Life Science Tools & Services	4,611	—	—		4,611
Machinery	59,786	—	—		59,786
Media	19,970	—	—		19,970
Metals & Mining	11,100	—	—		11,100
Paper & Forest Products	941	—	—		941
Pharmaceuticals	3,050	—	—		3,050
Professional Services	5,916	—	—		5,916
Real Estate Management & Development	21,075	—	—		21,075
Semiconductors & Semiconductor Equipment	39,715	—	—		39,715
Software	5,616	—	—		5,616
Specialty Retail	4,883	—	—		4,883
Trading Companies & Distributors	8,604	—	—		8,604
Wireless Telecommunication Services	1,996	—	—		1,996
Total Common Stocks	431,723	—	—	†	431,723
Forward Currency Contracts	—	2	—		2
Short-Term Investment
Investment Company	6,059	—	—		6,059
Total Assets	437,782	2	—	†	437,784

Liabilities:
Forward Currency Contracts	$—	$9	$—		$9
Total Liabilities	—	9	—		9
Total	$437,782	$(7)	$—	†	$437,775

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stocks
Balance as of 12/31/08	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 9/30/09	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/09.	$—	†

†      Includes a security which is valued at zero.

Morgan Stanley Institutional Fund, Inc.

Capital Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (98.2%)
Air Transport (2.0%)
Expeditors International of Washington, Inc.	425,414	$14,953

Alternative Energy (5.6%)
Range Resources Corp.	214,825	10,604
Ultra Petroleum Corp. (a)	634,095	31,045
		41,649
Biotechnology (2.7%)
Illumina, Inc. (a)	473,901	20,141

Casinos & Gambling (4.8%)
Las Vegas Sands Corp. (a)	637,776	10,740
Wynn Resorts Ltd. (a)	349,131	24,750
		35,490
Cement (2.6%)
Cemex S.A.B. de C.V. ADR (a)	654,191	8,452
Martin Marietta Materials, Inc.	115,643	10,647
		19,099
Chemicals: Diversified (4.5%)
Monsanto Co.	427,367	33,078

Commercial Finance & Mortgage Companies (2.5%)
BM&F Bovespa S.A.	2,473,225	18,274

Commercial Services (6.8%)
China Merchants Holdings International Co. Ltd.	2,934,000	9,730
Corporate Executive Board Co. (The)	209,611	5,219
eBay, Inc. (a)	529,234	12,495
Leucadia National Corp. (a)	722,098	17,850
Monster Worldwide, Inc. (a)	260,578	4,555
		49,849
Communications Technology (6.9%)
America Movil S.A.B. de C.V., Class L ADR	264,484	11,592
Cisco Systems, Inc. (a)	767,489	18,067
QUALCOMM, Inc.	128,428	5,777
Research In Motion Ltd. (a)	225,183	15,211
		50,647
Computer Services Software & Systems (16.9%)
Adobe Systems, Inc. (a)	323,776	10,698
Baidu, Inc. ADR (a)	45,780	17,902
Google, Inc., Class A (a)	97,998	48,592
Salesforce.com, Inc. (a)	278,378	15,848
Tencent Holdings Ltd.	1,570,200	25,549
VMware, Inc., Class A (a)	151,228	6,075
		124,664
Computer Technology (6.7%)
Apple, Inc. (a)	268,662	49,802

Consumer Lending (10.0%)
American Express Co.	432,132	14,649
Berkshire Hathaway, Inc., Class B (a)	4,342	14,429
Mastercard, Inc., Class A	100,311	20,278
Redecard S.A.	1,099,121	16,993
Visa, Inc., Class A	108,658	7,509
		73,858
Diversified Financial Services (1.9%)
CME Group, Inc.	44,743	13,789

Diversified Media (0.7%)
McGraw-Hill Cos., Inc. (The)	194,223	4,883

Diversified Retail (7.2%)
Amazon.com, Inc. (a)	508,180	47,443
Sears Holdings Corp. (a)	92,694	6,054
		53,497
Insurance: Multi-Line (1.5%)
Loews Corp.	330,245	11,311

Medical Equipment (1.4%)
Intuitive Surgical, Inc. (a)	39,062	10,244

Pharmaceuticals (1.9%)
Allergan, Inc.	171,415	9,730
Gen-Probe, Inc. (a)	96,289	3,990
		13,720
Real Estate Investment Trusts (REIT) (3.9%)
Brookfield Asset Management, Inc., Class A	1,274,469	28,943

Restaurants (2.6%)
Starbucks Corp. (a)	932,523	19,257

Semi-Conductors/Components (0.7%)
First Solar, Inc. (a)	33,494	5,120

Shipping (1.5%)
C.H. Robinson Worldwide, Inc.	189,343	10,935

Wholesale & International Trade (2.9%)
Li & Fung Ltd.	5,303,601	21,385
Total Common Stocks (Cost $663,278)		724,588

Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $14,130)	14,129,788	14,130
Total Investments (100.1%) (Cost $677,408) +		738,718
Liabilities in Excess of Other Assets (-0.1%)		(1,070)
Net Assets (100%)		$737,648

(a)	Non-income producing security.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $21,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $34,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $159,702,000 and $157,544,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $677,408,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $61,310,000 of which $151,026,000 related to appreciated securities and $89,716,000 related to depreciated securities.

ADR	American Depositary Receipt

Morgan Stanley Institutional Fund, Inc.

Capital Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$14,953	$—	$—	$14,953
Alternative Energy	41,649	—	—	41,649
Biotechnology	20,141	—	—	20,141
Casinos & Gambling	35,490	—	—	35,490
Cement	19,099	—	—	19,099
Chemicals: Diversified	33,078	—	—	33,078
Commercial Finance & Mortgage Companies	18,274	—	—	18,274
Commercial Services	49,849	—	—	49,849
Communications Technology	50,647	—	—	50,647
Computer Services Software & Systems	124,664	—	—	124,664
Computer Technology	49,802	—	—	49,802
Consumer Lending	73,858	—	—	73,858
Diversified Financial Services	13,789	—	—	13,789
Diversified Media	4,883	—	—	4,883
Diversified Retail	53,497	—	—	53,497
Insurance: Multi-Line	11,311	—	—	11,311
Medical Equipment	10,244	—	—	10,244
Pharmaceuticals	13,720	—	—	13,720
Real Estate Investment Trusts (REIT)	28,943	—	—	28,943
Restaurants	19,257	—	—	19,257
Semi-Conductors/Components	5,120	—	—	5,120
Shipping	10,935	—	—	10,935
Wholesale & International Trade	21,385	—	—	21,385
Total Common Stocks	724,588	—	—	724,588
Short-Term Investment
Investment Company	14,130	—	—	14,130
Total Assets	738,718	—	—	738,718

Total	$738,718	$—	$—	$738,718

Morgan Stanley Institutional Fund, Inc.

Capital Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stocks (000)
Balance as of 12/31/08	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	19
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	(19)
Net transfers in and/or out of Level 3	—
Balance as of 9/30/09	$—
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/09.	$—

†    Includes a security which is valued at zero.

Morgan Stanley Institutional Fund, Inc.

Focus Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (93.3%)
Air Transport (3.0%)
Expeditors International of Washington, Inc.	7,602	$267

Alternative Energy (7.2%)
Ultra Petroleum Corp. (a)	12,903	632

Biotechnology (3.2%)
Illumina, Inc. (a)	6,699	285

Casinos & Gambling (4.0%)
Wynn Resorts Ltd. (a)	4,929	349

Cement (1.1%)
Cemex S.A.B. de C.V. ADR (a)	7,182	93

Chemicals: Diversified (5.7%)
Monsanto Co.	6,410	496

Commercial Finance & Mortgage Companies (4.6%)
BM&F Bovespa S.A.	55,079	407

Commercial Services (4.0%)
Corporate Executive Board Co. (The)	2,998	75
Leucadia National Corp. (a)	11,222	277
		352
Communications Technology (5.3%)
Cisco Systems, Inc. (a)	8,860	208
Research In Motion Ltd. (a)	3,819	258
		466
Computer Services Software & Systems (19.6%)
Baidu, Inc. ADR (a)	870	340
Google, Inc., Class A (a)	1,389	689
Salesforce.com, Inc. (a)	3,900	222
Tencent Holdings Ltd.	28,400	462
		1,713
Computer Technology (8.0%)
Apple, Inc. (a)	3,796	704

Consumer Lending (6.5%)
Berkshire Hathaway, Inc., Class B (a)	60	199
Mastercard, Inc., Class A	1,830	370
		569
Diversified Financial Services (2.8%)
CME Group, Inc.	785	242

Diversified Retail (8.1%)
Amazon.com, Inc. (a)	7,558	706

Real Estate Investment Trusts (REIT) (4.6%)
Brookfield Asset Management, Inc., Class A	17,824	405

Shipping (2.1%)
C.H. Robinson Worldwide, Inc.	3,169	183

Wholesale & International Trade (3.5%)
Li & Fung Ltd.	76,100	307
Total Common Stocks (Cost $8,285)		8,176

Short-Term Investment (7.2%)
Investment Company (7.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $625)	624,919	625
Total Investments (100.5%) (Cost $8,910) +		8,801
Liabilities in Excess of Other Assets (-0.5%)		(40)
Net Assets (100%)		$8,761

(a)	Non-income producing security.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $1,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $1,398,000 and $824,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $8,910,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $109,000 of which $1,068,000 related to appreciated securities and $1,177,000 related to depreciated securities.

ADR	American Depositary Receipt

Morgan Stanley Institutional Fund, Inc.

Focus Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$267	$—	$—	$267
Alternative Energy	632	—	—	632
Biotechnology	285	—	—	285
Casinos & Gambling	349	—	—	349
Cement	93	—	—	93
Chemicals: Diversified	496	—	—	496
Commercial Finance & Mortgage Companies	407	—	—	407
Commercial Services	352	—	—	352
Communications Technology	466	—	—	466
Computer Services Software & Systems	1,713	—	—	1,713
Computer Technology	704	—	—	704
Consumer Lending	569	—	—	569
Diversified Financial Services	242	—	—	242
Diversified Retail	706	—	—	706
Real Estate Investment Trusts (REIT)	405	—	—	405
Shipping	183	—	—	183
Wholesale & International Trade	307	—	—	307
Total Common Stocks	8,176	—	—	8,176
Short-Term Investment
Investment Company	625	—	—	625
Total Assets	8,801	—	—	8,801

Total	$8,801	$—	$—	$8,801

Morgan Stanley Institutional Fund, Inc.

Large Cap Relative Value Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (93.5%)
Aerospace (0.5%)
Raytheon Co.	27,710	$1,329

Alternative Energy (6.0%)
Anadarko Petroleum Corp.	96,000	6,022
Devon Energy Corp.	42,310	2,849
Occidental Petroleum Corp.	82,960	6,504
Valero Energy Corp.	33,600	651
		16,026
Banks: Diversified (4.6%)
BB&T Corp.	68,600	1,869
Comerica, Inc.	24,300	721
Fifth Third Bancorp.	139,900	1,417
First Horizon National Corp. (a)	52,208	691
PNC Financial Services Group, Inc.	101,136	4,914
U.S. Bancorp	53,900	1,178
Wells Fargo & Co.	51,300	1,446
		12,236
Beverages: Soft Drinks (0.5%)
Coca-Cola Co. (The)	25,440	1,366

Cable Television Services (1.0%)
Time Warner Cable, Inc.	63,019	2,716

Chemicals: Diversified (2.5%)
Bayer AG ADR	58,010	4,037
Dow Chemical Co. (The)	102,400	2,670
		6,707
Commercial Services (4.1%)
Cintas Corp.	47,200	1,431
eBay, Inc. (a)	262,490	6,197
Manpower, Inc.	34,201	1,940
Robert Half International, Inc.	53,000	1,326
		10,894
Commercial Vehicles & Parts (0.5%)
Autoliv, Inc.	38,600	1,297

Communications Technology (2.4%)
Cisco Systems, Inc. (a)	184,230	4,337
Vodafone Group plc ADR	98,300	2,212
		6,549
Computer Services Software & Systems (0.2%)
Symantec Corp. (a)	39,142	645

Computer Technology (1.8%)
Hewlett-Packard Co.	104,849	4,950

Consumer Lending (3.4%)
Marsh & McLennan Cos., Inc.	373,247	9,230

Consumer Staples — Miscellaneous (0.6%)
Avery Dennison Corp.	44,100	1,588

Copper (0.8%)
Freeport-McMoran Copper & Gold, Inc.	30,000	2,058

Cosmetics (1.0%)
Estee Lauder Cos., Inc. (The), Class A	75,300	2,792

Diversified Financial Services (8.6%)
Bank of America Corp.	286,600	4,849
Citigroup, Inc.	516,500	2,500
JPMorgan Chase & Co.	336,404	14,741
State Street Corp.	20,200	1,063
		23,153
Diversified Manufacturing Operations (5.2%)
Dover Corp.	92,400	3,582
Ingersoll-Rand plc	85,337	2,617
Siemens AG ADR	41,210	3,831
Tyco International Ltd.	115,145	3,970
		14,000
Diversified Materials & Processing (0.7%)
Newmont Mining Corp.	40,850	1,798

Diversified Media (4.6%)
Time Warner, Inc.	197,126	5,673
Viacom, Inc., Class B (a)	240,492	6,744
		12,417
Diversified Retail (3.8%)
Gap, Inc. (The)	101,400	2,170
Home Depot, Inc.	207,316	5,523
Macy’s, Inc.	136,620	2,499
		10,192
Drug & Grocery Store Chains (1.4%)
Walgreen Co.	98,200	3,680

Electrical Components (0.7%)
General Dynamics Corp.	28,100	1,815

Energy Equipment (1.3%)
Schlumberger Ltd.	56,940	3,394

Foods (1.9%)
Cadbury plc ADR	49,719	2,546
Unilever N.V. (NY Shares)	92,940	2,682
		5,228
Household Equipment & Products (1.4%)
Sony Corp. ADR	127,300	3,717

Insurance: Property-Casualty (3.3%)
Chubb Corp.	74,180	3,739
Transatlantic Holdings, Inc.	17,100	858
Travelers Cos., Inc. (The)	86,100	4,239
		8,836
Medical & Dental Instruments & Supplies (2.2%)
Boston Scientific Corp. (a)	216,010	2,288
Covidien plc	84,055	3,636
		5,924
Multi-Sector Companies (2.1%)
General Electric Co.	339,400	5,573

Oil Well Equipment & Services (0.4%)
Smith International, Inc.	33,700	967

Oil: Integrated (5.7%)
BP plc ADR	51,930	2,764
ConocoPhillips	30,010	1,355
Exxon Mobil Corp.	56,600	3,884
Hess Corp.	34,900	1,866
Royal Dutch Shell plc ADR	92,450	5,287
		15,156
Pharmaceuticals (6.5%)
Abbott Laboratories	42,600	2,107
Bristol-Myers Squibb Co.	199,180	4,486
Cardinal Health, Inc.	56,200	1,506
CareFusion Corp. (a)	28,100	613
Pfizer, Inc.	153,600	2,542
Roche Holding AG ADR	80,800	3,280
Schering-Plough Corp.	107,460	3,036
		17,570

Morgan Stanley Institutional Fund, Inc.

Large Cap Relative Value Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Production Technology Equipment (0.8%)
Lam Research Corp. (a)	61,770	$2,110

Radio & TV Broadcasters (1.5%)
Comcast Corp., Class A	243,798	4,118

Recreational Vehicles & Boats (0.6%)
Harley-Davidson, Inc.	67,977	1,563

Restaurants (0.7%)
Starbucks Corp. (a)	92,130	1,902

Scientific Instruments : Gauges & Meters (1.2%)
Agilent Technologies, Inc. (a)	113,400	3,156

Securities Brokerage & Services (1.6%)
Charles Schwab Corp. (The)	226,172	4,331

Semi-Conductors/Components (1.1%)
Intel Corp.	157,031	3,073

Transportation — Miscellaneous (0.7%)
FedEx Corp.	24,600	1,850

Utilities: Electrical (4.2%)
American Electric Power Co., Inc.	173,049	5,363
Edison International	20,000	671
Entergy Corp.	28,790	2,299
FirstEnergy Corp.	61,850	2,828
		11,161
Utilities: Telecommunications (1.4%)
Verizon Communications, Inc.	124,665	3,774
Total Common Stocks (Cost $240,159)		250,841

Short-Term Investment (6.4%)
Investment Company (6.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $17,240)	17,239,901	17,240
Total Investments (99.9%) (Cost $257,399) +		268,081
Other Assets in Excess of Liabilities (0.1%)		172
Net Assets (100%)		$268,253

(a)	Non-income producing security.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $12,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $29,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $86,914,000 and $79,677,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $257,399,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $10,682,000 of which $27,470,000 related to appreciated securities and $16,788,000 related to depreciated securities.

ADR	American Depositary Receipt

Morgan Stanley Institutional Fund, Inc.

Large Cap Relative Value Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace	$1,329	$—	$—	$1,329
Alternative Energy	16,026	—	—	16,026
Banks: Diversified	12,236	—	—	12,236
Beverages: Soft Drinks	1,366	—	—	1,366
Cable Television Services	2,716	—	—	2,716
Chemicals: Diversified	6,707	—	—	6,707
Commercial Services	10,894	—	—	10,894
Commercial Vehicles & Parts	1,297	—	—	1,297
Communications Technology	6,549	—	—	6,549
Computer Services Software & Systems	645	—	—	645
Computer Technology	4,950	—	—	4,950
Consumer Lending	9,230	—	—	9,230
Consumer Staples — Miscellaneous	1,588	—	—	1,588
Copper	2,058	—	—	2,058
Cosmetics	2,792	—	—	2,792
Diversified Financial Services	23,153	—	—	23,153
Diversified Manufacturing Operations	14,000	—	—	14,000
Diversified Materials & Processing	1,798	—	—	1,798
Diversified Media	12,417	—	—	12,417
Diversified Retail	10,192	—	—	10,192
Drug & Grocery Store Chains	3,680	—	—	3,680
Electrical Components	1,815	—	—	1,815
Energy Equipment	3,394	—	—	3,394
Foods	5,228	—	—	5,228
Household Equipment & Products	3,717	—	—	3,717
Insurance: Property-Casualty	8,836	—	—	8,836
Medical & Dental Instruments & Supplies	5,924	—	—	5,924
Multi-Sector Companies	5,573	—	—	5,573
Oil Well Equipment & Services	967	—	—	967
Oil: Integrated	15,156	—	—	15,156
Pharmaceuticals	17,570	—	—	17,570
Production Technology Equipment	2,110	—	—	2,110
Radio & TV Broadcasters	4,118	—	—	4,118
Recreational Vehicles & Boats	1,563	—	—	1,563
Restaurants	1,902	—	—	1,902
Scientific Instruments : Gauges & Meters	3,156	—	—	3,156
Securities Brokerage & Services	4,331	—	—	4,331
Semi-Conductors/Components	3,073	—	—	3,073
Transportation — Miscellaneous	1,850	—	—	1,850
Utilities: Electrical	11,161	—	—	11,161
Utilities: Telecommunications	3,774	—	—	3,774
Total Common Stocks	250,841	—	—	250,841
Short-Term Investment
Investment Company	17,240	—	—	17,240
Total Assets	268,081	—	—	268,081

Total	$268,081	$—	$—	$268,081

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (95.2%)
Alternative Energy (2.7%)
Contango Oil & Gas Co. (a)	779,325	$39,792

Asset Management & Custodian (5.1%)
Capital Southwest Corp.	44,154	3,389
Climate Exchange plc (a)	208,318	2,753
Greenhill & Co., Inc.	753,727	67,519
		73,661
Biotechnology (1.4%)
Alnylam Pharmaceuticals, Inc. (a)	877,300	19,897

Casinos & Gambling (1.4%)
Aruze Corp. (a)	1,132,300	18,530
Lakes Entertainment, Inc. (a)	613,119	2,060
		20,590
Cement (4.7%)
Eagle Materials, Inc.	1,326,408	37,909
Texas Industries, Inc.	719,439	30,209
		68,118
Chemicals: Diversified (2.5%)
Intrepid Potash, Inc. (a)	634,935	14,978
Rockwood Holdings, Inc. (a)	1,055,619	21,714
		36,692
Commercial Services (8.8%)
Advisory Board Co. (The) (a)	1,087,808	27,347
Corporate Executive Board Co. (The)	408,736	10,178
CoStar Group, Inc. (a)	934,283	38,511
Information Services Group, Inc. (a)	2,311,976	9,225
MercadoLibre, Inc. (a)	613,895	23,610
New Oriental Education & Technology Group ADR (a)	237,770	19,129
		128,000
Communications Technology (1.4%)
GSI Commerce, Inc. (a)	1,020,211	19,700

Computer Services Software & Systems (8.9%)
Blackboard, Inc. (a)	479,474	18,114
comScore, Inc. (a)	521,439	9,391
Forrester Research, Inc. (a)	1,115,812	29,725
Longtop Financial Technologies Ltd. ADR (a)	1,059,860	30,164
NetSuite, Inc. (a)	406,182	6,215
OpenTable, Inc. (a)	800,465	22,061
Sina Corp. (a)	343,750	13,049
		128,719
Computer Technology (2.1%)
Palm, Inc. (a)	1,716,681	29,922

Consumer Lending (2.9%)
Interactive Data Corp.	482,528	12,647
Riskmetrics Group, Inc. (a)	2,035,167	29,754
		42,401
Diversified Financial Services (0.5%)
GLG Partners, Inc.	1,719,233	6,929

Diversified Media (0.5%)
CKX, Inc. (a)	1,088,419	7,303

Diversified Retail (9.9%)
Blue Nile, Inc. (a)	1,046,417	65,003
Citi Trends, Inc. (a)	837,805	23,852
Ctrip.com International Ltd. ADR (a)	789,513	46,416
Dena Co., Ltd.	2,721	7,518
		142,789
Education Services (1.1%)
Ambassadors Group, Inc.	994,647	15,566

Electrical Components (1.5%)
Cogent Communications Group, Inc. (a)	1,924,794	21,750

Engineering & Contracting Services (1.7%)
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	894,446	25,214

Entertainment (1.9%)
Vail Resorts, Inc. (a)	817,627	27,423

Health Care Services (2.8%)
athenahealth, Inc. (a)	1,041,115	39,948

Homebuilding (3.5%)
Brookfield Incorporacoes S.A.	5,035,075	21,742
Gafisa S.A. ADR	957,931	29,083
		50,825
Hotel/Motel (1.1%)
Gaylord Entertainment Co. (a)	390,470	7,848
Mandarin Oriental International Ltd.	6,078,693	8,085
		15,933
Insurance: Multi-Line (2.7%)
Greenlight Capital Re Ltd., Class A (a)	1,517,169	28,523
Pico Holdings, Inc. (a)	304,818	10,166
		38,689
Machinery: Industrial (1.0%)
Middleby Corp. (a)	270,961	14,906

Medical & Dental Instruments & Supplies (3.9%)
Techne Corp.	914,051	57,174

Oil: Crude Producers (2.1%)
Carrizo Oil & Gas, Inc. (a)	433,387	10,614
GMX Resources, Inc. (a)	1,257,742	19,759
		30,373
Pharmaceuticals (1.6%)
Gen-Probe, Inc. (a)	240,040	9,947
XenoPort, Inc. (a)	626,641	13,304
		23,251
Printing & Copying Services (1.8%)
VistaPrint NV (a)	520,472	26,414

Publishing (1.5%)
Morningstar, Inc. (a)	438,738	21,305

Real Estate Investment Trusts (REIT) (0.3%)
Consolidated-Tomoka Land Co.	128,503	4,922

Restaurants (3.7%)
BJ’s Restaurants, Inc. (a)	1,015,094	15,216
P.F. Chang’s China Bistro, Inc. (a)	1,114,487	37,859
		53,075
Semi-Conductors/Components (3.2%)
Tessera Technologies, Inc. (a)	1,650,313	46,027

Technology Miscellaneous (0.9%)
iRobot Corp. (a)	684,808	8,430
Market Leader, Inc. (a)	1,024,170	2,212

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Technology Miscellaneous (cont’d)
Rediff.com India Ltd. ADR (a)	783,509	$2,539
		13,181
Textiles Apparel & Shoes (1.9%)
Lululemon Athletica, Inc. (a)	1,214,234	27,624

Toys (1.0%)
Marvel Entertainment, Inc. (a)	289,932	14,386

Transportation Miscellaneous (0.5%)
Integrated Distribution Services Group Ltd.	4,653,400	6,581

Utilities: Electrical (2.7%)
Brookfield Infrastructure Partners LP	2,417,576	39,793
Total Common Stocks (Cost $1,468,442)		1,378,873

Preferred Stocks (2.7%)
Biotechnology (0.5%)
Pacific Biosciences of California, Inc. (Convertible) (a)(d)(l)	1,046,420	7,325

Diversified Financial Services (0.7%)
Ning, Inc. (Convertible) (a)(d)(l)	1,132,800	9,980

Pharmaceuticals (1.0%)
Ironwood Pharmaceutical, Inc. (Convertible) (a)(d)(l)	1,212,976	14,556

Telecommunication Services (0.5%)
Twitter, Inc. (a)(d)(l)	456,336	7,293
Total Preferred Stocks (Cost $30,299)		39,154

Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $21,375)	21,375,289	21,375
Total Investments (99.4%) (Cost $1,520,116) +		1,439,402
Other Assets in Excess of Liabilities (0.6%)		9,329
Net Assets (100%)		$1,448,731

(a)	Non-income producing security.
(d)

At September 30, 2009, the Portfolio held approximately $39,154,000 of fair valued securities, representing 2.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(l)	Security has been deemed illiquid at September 30, 2009.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $24,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $40,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $173,800,000 and $169,660,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $1,520,116,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $80,714,000 of which $207,968,000 related to appreciated securities and $288,682,000 related to depreciated securities.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Alternative Energy	$39,792	$—	$—	$39,792
Asset Management & Custodian	73,661	—	—	73,661
Biotechnology	19,897	—	—	19,897
Casinos & Gambling	20,590	—	—	20,590
Cement	68,118	—	—	68,118
Chemicals: Diversified	36,692	—	—	36,692
Commercial Services	128,000	—	—	128,000
Communications Technology	19,700	—	—	19,700
Computer Services Software & Systems	128,719	—	—	128,719
Computer Technology	29,922	—	—	29,922
Consumer Lending	42,401	—	—	42,401
Diversified Financial Services	6,929	—	—	6,929
Diversified Media	7,303	—	—	7,303
Diversified Retail	142,789	—	—	142,789
Education Services	15,566	—	—	15,566
Electrical Components	21,750	—	—	21,750
Engineering & Contracting Services	25,214	—	—	25,214
Entertainment	27,423	—	—	27,423
Health Care Services	39,948	—	—	39,948
Homebuilding	50,825	—	—	50,825
Hotel/Motel	15,933	—	—	15,933
Insurance: Multi-Line	38,689	—	—	38,689
Machinery: Industrial	14,906	—	—	14,906
Medical & Dental Instruments & Supplies	57,174	—	—	57,174
Oil: Crude Producers	30,373	—	—	30,373
Pharmaceuticals	23,251	—	—	23,251
Printing & Copying Services	26,414	—	—	26,414
Publishing	21,305	—	—	21,305
Real Estate Investment Trusts (REIT)	4,922	—	—	4,922
Restaurants	53,075	—	—	53,075
Semi-Conductors/Components	46,027	—	—	46,027
Technology Miscellaneous	13,181	—	—	13,181
Textiles Apparel & Shoes	27,624	—	—	27,624
Toys	14,386	—	—	14,386
Transportation Miscellaneous	6,581	—	—	6,581
Utilities: Electrical	39,793	—	—	39,793
Total Common Stocks	1,378,873	—	—	1,378,873
Preferred Stocks
Biotechnology	—	—	7,325	7,325
Diversified Financial Services	—	—	9,980	9,980
Pharmaceuticals	—	—	14,556	14,556
Telecommunication Services	—	—	7,293	7,293
Total Preferred Stocks	—	—	39,154	39,154
Short-Term Investment
Investment Company	21,375	—	—	21,375
Total Assets	1,400,248	—	39,154	1,439,402

Total	$1,400,248	$—	$39,154	$1,439,402

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining values:

Preferred Stocks (000)
Balance as of 12/31/08	$26,085
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	5,776
Net purchases (sales)	7,293
Net transfers in and/or out of Level 3	—
Balance as of 9/30/09	$39,154
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/09.	$5,776

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (96.4%)
Diversified (8.7%)
Cousins Properties, Inc. REIT	184,580	$1,528
Forest City Enterprises, Inc., Class A	1,188,131	15,885
Vornado Realty Trust REIT	611,252	39,371
		56,784
Health Care (13.3%)
Assisted Living Concepts, Inc., Class A (a)	268,351	5,560
Capital Senior Living Corp. (a)	180,210	1,099
Care Investment Trust, Inc. REIT	64,660	496
Extendicare REIT	44,700	351
HCP, Inc. REIT	835,483	24,012
Healthcare Realty Trust, Inc. REIT	629,130	13,294
LTC Properties, Inc. REIT	23,370	562
Nationwide Health Properties, Inc. REIT	80,110	2,483
Senior Housing Properties Trust REIT	1,099,021	21,002
Ventas, Inc. REIT	477,830	18,396
		87,255
Industrial (3.7%)
AMB Property Corp. REIT	207,703	4,767
Cabot Industrial Value Fund III, LP (a)(d)(i)(l)	883	442
Cabot Industrial Value Fund, LP (a)(d)(i)(l)	14,000	6,650
DCT Industrial Trust, Inc. REIT	563,280	2,878
Exeter Industrial Value Fund, LP (a)(d)(i)(l)	4,250,000	3,612
Keystone Industrial Fund II, LP (a)(d)(i)(l)	37,500	38
Keystone Industrial Fund, LP (a)(d)(i)(l)	7,275,000	6,042
		24,429
Lodging/Resorts (8.1%)
DiamondRock Hospitality Co. REIT (a)	95,600	774
Host Hotels & Resorts, Inc. REIT	2,090,612	24,607
Morgans Hotel Group Co. (a)	620,305	3,362
Starwood Hotels & Resorts Worldwide, Inc.	731,951	24,176
		52,919
Office (11.3%)
Boston Properties, Inc. REIT	477,961	31,330
BRCP REIT I, LLC (a)(d)(i)(l)	6,101,396	2,287
BRCP REIT II, LLC (a)(d)(i)(l)	5,586,430	3,352
Brookfield Properties Corp.	1,924,285	21,667
Highwoods Properties, Inc. REIT	13,130	413
Kilroy Realty Corp. REIT	105,690	2,932
Mack-Cali Realty Corp. REIT	383,846	12,410
		74,391
Office/Industrial (2.8%)
Duke Realty Corp. REIT	240,596	2,890
Liberty Property Trust REIT	374,530	12,183
PS Business Parks, Inc. REIT	67,322	3,455
		18,528
Residential Apartments (17.2%)
AvalonBay Communities, Inc. REIT	519,392	37,775
Camden Property Trust REIT	390,558	15,740
Equity Residential REIT	1,642,691	50,431
Essex Property Trust, Inc. REIT	1,950	155
Post Properties, Inc. REIT	504,663	9,084
		113,185
Residential Manufactured Homes (1.8%)
Equity Lifestyle Properties, Inc. REIT	268,704	11,498

Retail Regional Malls (11.1%)
Macerich Co. (The) REIT	28,149	854
Simon Property Group, Inc. REIT	982,339	68,204
Taubman Centers, Inc. REIT	98,293	3,546
		72,604
Retail Strip Centers (8.2%)
Acadia Realty Trust REIT	420,328	6,334
Federal Realty Investment Trust REIT	304,774	18,704
Kite Realty Group Trust REIT	299,790	1,250
NRDC Acquisition Corp. (a)	319,050	3,299
Regency Centers Corp. REIT	661,695	24,516
		54,103
Self Storage (5.5%)
Public Storage REIT	445,348	33,508
Sovran Self Storage, Inc. REIT	89,172	2,713
		36,221
Specialty (4.7%)
Colony Financial, Inc. REIT (a)	148,370	2,901
CreXus Investment Corp. REIT (a)	137,540	1,967
Digital Realty Trust, Inc. REIT	58,480	2,673
Plum Creek Timber Co., Inc. REIT	517,988	15,871
Rayonier, Inc. REIT	73,990	3,027
Starwood Property Trust, Inc. REIT (a)	209,880	4,250
		30,689
Total Common Stocks (Cost $674,525)		632,606

Short-Term Investment (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $20,887)	20,886,964	20,887
Total Investments (99.6%) (Cost $695,412) +		653,493
Other Assets in Excess of Liabilities (0.4%)		2,678
Net Assets (100%)		$656,171

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

(a)	Non-income producing security.
(d)

At September 30, 2009, the Portfolio held approximately $22,423,000 of fair valued securities, representing 3.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(i)

Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LLC was acquired between 5/03 - 5/08 and has a current cost basis of $2,287,000. BRCP REIT II, LLC was acquired between 10/06 - 12/07 and has a current cost basis of $5,586,000. Cabot Industrial Value Fund, LP was acquired between 11/05 - 5/09 and has a current cost basis of $7,000,000. Cabot Industrial Value Fund III, LP was acquired between 12/08 - 8/09 and has a current cost basis of $442,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 3/09 and has a current cost basis of $4,250,000. Keystone Industrial Fund, LP was acquired between 3/06 - 4/09 and has a current cost basis of $6,042,000. Keystone Industrial Fund II, LP was acquired in 1/09 and has a current cost basis of $38,000. At September 30, 2009, these securities had an aggregate market value of $22,423,000 representing 3.4% of net assets.

(l)	Security has been deemed illiquid at September 30, 2009.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $12,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $194,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $112,670,000 and $202,626,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $695,412,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $41,919,000 of which $47,550,000 related to appreciated securities and $89,469,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$56,784	$—	$—	$56,784
Health Care	87,255	—	—	87,255
Industrial	7,645	—	16,784	24,429
Lodging/Resorts	52,919	—	—	52,919
Office	68,752	—	5,639	74,391
Office/Industrial	18,528	—	—	18,528
Residential Apartments	113,185	—	—	113,185
Residential Manufactured Homes	11,498	—	—	11,498
Retail Regional Malls	72,604	—	—	72,604
Retail Strip Centers	54,103	—	—	54,103
Self Storage	36,221	—	—	36,221
Specialty	30,689	—	—	30,689
Total Common Stocks	610,183	—	22,423	632,606
Short-Term Investment
Investment Company	20,887	—	—	20,887
Total Assets	631,070	—	22,423	653,493

Total	$631,070	$—	$22,423	$653,493

The following is a reconciliation in investments in which significant unobservable inputs (Level 3) were used in determining value.

	Common Stocks	Preferred Stocks
Balance as of 12/31/08	$22,001	$—	†
Accrued discounts/premiums	—	—
Realized gain (loss)	(1,075)	(1,828)
Change in unrealized appreciation (depreciation)	(852)	1,828
Net purchases (sales)	2,349
Net transfers in and/or out of Level 3	—	—
Balance as of 9/30/09	$22,423	—
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/09.	$(1,927)	—

†      Includes a security which is valued at zero.

Morgan Stanley Institutional Fund, Inc.

U.S. Small/Mid Cap Value Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (95.2%)
Aerospace & Defense (7.3%)
AAR Corp. (a)	29,600	$650
AerCap Holdings N.V. (a)	35,200	319
Goodrich Corp.	6,300	342
Spirit Aerosystems Holdings, Inc., Class A (a)	11,300	204
		1,515
Beverages (2.0%)
Molson Coors Brewing Co., Class B	8,700	423

Chemicals (2.1%)
Cytec Industries, Inc.	4,000	130
Lubrizol Corp.	4,400	314
		444
Commercial Services & Supplies (2.8%)
Brink’s Co. (The)	9,375	252
Brink’s Home Security Holdings, Inc. (a)	10,600	327
		579
Computers & Peripherals (2.4%)
Teradata Corp. (a)	17,800	490

Construction & Engineering (1.7%)
Aecom Technology Corp. (a)	13,000	353

Containers & Packaging (3.1%)
Pactiv Corp. (a)	24,700	643

Diversified Telecommunication Services (2.4%)
CenturyTel, Inc.	14,700	494

Electric Utilities (0.7%)
NV Energy, Inc.	13,200	153

Energy Equipment & Services (2.0%)
Exterran Holdings, Inc. (a)	8,000	190
Superior Energy Services, Inc. (a)	9,700	218
		408
Food Products (4.6%)
ConAgra Foods, Inc.	23,000	499
Corn Products International, Inc.	16,100	459
		958
Gas Utilities (0.9%)
UGI Corp.	7,500	188
Health Care Providers & Services (1.2%)
PharMerica Corp. (a)	13,600	253
Hotels, Restaurants & Leisure (3.0%)
AFC Enterprises, Inc. (a)	16,400	138
Wendy’s/Arby’s Group, Inc., Class A	101,100	478
		616
Household Durables (2.7%)
Snap-On, Inc.	8,600	299
Stanley Works (The)	6,200	265
		564
Information Technology Services (10.6%)
Broadridge Financial Solutions, Inc.	19,600	394
Computer Sciences Corp. (a)	11,200	590
MAXIMUS, Inc.	18,200	848
SAIC, Inc. (a)	21,800	383
		2,215
Insurance (15.1%)
Arch Capital Group Ltd. (a)	6,000	405
Axis Capital Holdings Ltd.	10,700	323
Conseco, Inc. (a)	111,356	586
Hanover Insurance Group, Inc. (The)	20,859	862
Markel Corp. (a)	900	297
Reinsurance Group of America, Inc.	15,100	673
		3,146
Life Science Tools & Services (1.9%)
PerkinElmer, Inc.	20,800	400
Media (5.8%)
Interpublic Group of Cos., Inc. (a)	87,500	658
Scripps Networks Interactive, Inc., Class A	15,100	558
		1,216
Multi-Utilities (2.0%)
CMS Energy Corp.	30,500	409

Office Electronics (1.1%)
Zebra Technologies Corp., Class A (a)	9,200	239

Oil, Gas & Consumable Fuels (1.8%)
Pioneer Natural Resources Co.	10,600	385

Personal Products (2.0%)
NBTY, Inc. (a)	10,600	419

Pharmaceuticals (4.5%)
Mylan, Inc. (a)	28,300	453
Perrigo Co.	14,200	483
		936
Real Estate Investment Trusts (REITs) (3.0%)
Plum Creek Timber Co., Inc. REIT	10,000	306
Potlatch Corp. REIT	10,900	310
		616
Software (6.5%)
Amdocs Ltd. (a)	17,900	481
BMC Software, Inc. (a)	10,100	379
Check Point Software Technologies (a)	17,100	485
		1,345

Morgan Stanley Institutional Fund, Inc.

U.S. Small/Mid Cap Value Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Thrifts & Mortgage Finance (2.0%)
TFS Financial Corp.	34,700	$413
Total Common Stocks (Cost $17,162)		19,820

	Face Amount (000)
Fixed Income (0.9%)
Life Science Tools & Services (0.9%)
Life Technologies Corp. (Convertible), 1.50%, 2/15/24 (Cost $177)	$175	192

	Shares
Short-Term Investment (3.8%)
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $781)	781,263	781
Total Investments (99.9%) (Cost $18,120) +		20,793
Other Assets in Excess of Liabilities (0.1%)		15
Net Assets (100%)		$20,808

(a)	Non-income producing security.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $2,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $3,515,000 and $3,595,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $18,120,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $2,673,000 of which $3,017,000 related to appreciated securities and $344,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$1,515	$—	$—	$1,515
Beverages	423	—	—	423
Chemicals	444	—	—	444
Commercial Services & Supplies	579	—	—	579
Computers & Peripherals	490	—	—	490
Construction & Engineering	353	—	—	353
Containers & Packaging	643	—	—	643
Diversified Telecommunication Services	494	—	—	494
Electric Utilities	153	—	—	153
Energy Equipment & Services	408	—	—	408
Food Products	958	—	—	958
Gas Utilities	188	—	—	188
Health Care Providers & Services	253	—	—	253
Hotels, Restaurants & Leisure	616	—	—	616
Household Durables	564	—	—	564
Information Technology Services	2,215	—	—	2,215
Insurance	3,146	—	—	3,146
Life Science Tools & Services	400	—	—	400
Media	1,216	—	—	1,216
Multi-Utilities	409	—	—	409
Office Electronics	239	—	—	239
Oil, Gas & Consumable Fuels	385	—	—	385
Personal Products	419	—	—	419
Pharmaceuticals	936	—	—	936
Real Estate Investment Trusts (REITs)	616	—	—	616
Software	1,345	—	—	1,345
Thrifts & Mortgage Finance	413	—	—	413
Total Common Stocks	19,820	—	—	19,820
Corporate Bonds and Notes
Life Science Tools & Services	—	192	—	192
Short-Term Investment
Investment Company	781	—	—	781
Total Assets	20,601	192	—	20,793

Total	$20,601	$192	$—	$20,793

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Face Amount (000)			Value (000)
Debt Instruments (94.4%)
Brazil (12.3%)
Sovereign (12.3%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/14	BRL	2,331		$1,218
Federative Republic of Brazil,
10.00%, 1/1/17	8,320			4,123
				5,341
Colombia (4.5%)
Sovereign (4.5%)
Republic of Colombia,
9.85%, 6/28/27	COP	2,332,000		1,294
12.00%, 10/22/15	1,083,000			668
				1,962
Hungary (12.7%)
Sovereign (12.7%)
Republic of Hungary,
6.25%, 8/24/10	HUF	27,110		146
6.75%, 2/24/17	102,340			524
7.25%, 6/12/12	899,170			4,865
				5,535
Indonesia (10.0%)
Corporate (0.0%)
Tjiwi Kimia Finance Mauritius Ltd., Tranche A,
Zero coupon, 4/28/15 (b)(e)(h)	$—		@	—	@

Sovereign (10.0%)
Barclays plc, Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/17/18	IDR	10,000,000		980
JPMorgan Chase & Co., Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/15/18	12,565,000			1,232
Republic of Indonesia,
11.63%, 3/4/19 (c)(e)	$612			865
UBS AG, Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/17/18	IDR	5,850,000		573
11.50%, 9/17/19	6,272,200			711
				4,361
				4,361
Malaysia (5.7%)
Sovereign (5.7%)
Government of Malaysia,
2.51%, 8/27/12	MYR	8,000		2,287
3.76%, 4/28/11	597			176
3.83%, 9/28/11	123			37
				2,500
Mexico (11.5%)
Sovereign (11.5%)
Mexican Bonos,
8.50%, 11/18/38	MXN	5,660		408
10.00%, 12/5/24	53,805			4,609
				5,017
Peru (1.4%)
Sovereign (1.4%)
Republic of Peru,
12.25%, 8/10/11	PEN	1,445		597

Poland (5.9%)
Sovereign (5.9%)
Republic of Poland,
4.25%, 5/24/11	PLN	540		186
5.50%, 10/25/19	5,446			1,812
6.25%, 10/24/15	1,600			569
				2,567
Russia (3.0%)
Sovereign (3.0%)
Russian Federation (Registered),
7.50%, 3/31/30 (n)	$1,173			1,285

South Africa (10.7%)
Sovereign (10.7%)
Republic of South Africa,
7.25%, 1/15/20	ZAR	39,460		4,665

Thailand (4.6%)
Sovereign (4.6%)
Kingdom of Thailand,
4.25%, 3/13/13	THB	19,400		610
5.25%, 7/13/13 - 5/12/14	42,403			1,382
				1,992
Turkey (9.9%)
Sovereign (9.9%)
Republic of Turkey,
Zero Coupon, 11/3/10 - 2/2/11	TRY	5,218		3,195
9.95%, 2/15/12	475			358
16.00%, 3/7/12	1,009			778
				4,331
Venezuela (2.2%)
Sovereign (2.2%)
Republic of Venezuela,
9.25%, 9/15/27 - 5/7/28	$1,230			951
Total Debt Instruments (Cost $38,077)				41,104

	No. of Warrants
Warrants (0.0%)
Venezuela (0.0%)
Republic of Venezuela, Oil-Linked Payment Obligation, expires 4/15/20 (h)(l) (Cost $—)	495			13

	Shares
Short-Term Investments (4.0%)
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	101,436			101

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Face Amount (000)	Value (000)
Repurchase Agreement (0.0%)

Deutsche Bank Securities, Inc., 0.06%, dated 9/30/09, due 10/1/09, repurchase price $9; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, Fixed Rate Mortgage, 3.75%, due 12/6/10; Federal Home Loan Banks, Fixed Rate Mortgages, 1.88% to 5.75%, due 2/18/11 to 1/27/14; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 0.41%, due 7/12/10; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 2.00% to 5.92%, due 9/28/12 to 1/15/37; Federal National Mortgage Association, Fixed Rate Mortgages, 5.73% to 6.25%, due 5/15/29 to 1/22/37, valued at $9.

	$9	$9
		110

	Shares
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	1,622,964	1,623
Total Short-Term Investments (Cost $1,733)		1,733
Total Investments (98.4%) (Cost $39,810) — Including $108 of Securities Loaned +		42,850
Other Assets in Excess of Liabilities (1.6%)		706
Net Assets (100%)		$43,556

(b)	Issuer is in default.
(c)

All or a portion of security on loan at September 30, 2009. At September 30, 2009, the Portfolio had loaned securities with a total value of approximately $108,000. This was secured by collateral of approximately $110,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2009.
(l)	Security has been deemed illiquid at September 30, 2009.
(n)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2009. Maturity date disclosed is the ultimate maturity date.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $6,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $48,306,000 and $50,247,000, respectively.

@	Face Amount/Value is less than $500.
+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $39,810,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $3,040,000 of which $3,174,000 related to appreciated securities and $134,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
MYR	3,012	$870	10/1/09	USD	866	$866	$(4)
USD	416	416	10/5/09	HUF	81,017	440	24
USD	690	690	10/5/09	MXN	9,422	698	8
USD	416	416	10/5/09	PLN	1,222	426	10
USD	594	594	10/14/09	RUB	18,576	618	24
		$2,986				$3,048	$62

BRL	—	Brazilian Real
COP	—	Colombian Peso
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Sol
PLN	—	Polish Zloty
RUB	—	Russian Ruble
THB	—	Thailand Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Short:
U.S. Treasury 10 yr. Note	16	$1,893	Dec-09	$(17)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Debt Instruments
Finance	$—	$—	@	$—	$—	@
Sovereign	—	41,104		—	41,104
Total Debt Instruments	—	41,104		—	41,104
Foreign Currency Exchange Contracts	—	66		—	66
Short-Term Investments
Investment Company	1,724	—		—	1,724
Repurchase Agreement	—	9		—	9
Total Short-Term Investments	1,724	9		—	1,733
Warrants	—	13		—	13
Total Assets	1,724	41,192		—	42,916

Liabilities:
Foreign Currency Exchange Contracts	$—	$4		$—	$4
Futures	17	—		—	17
Total Liabilities	17	4		—	21
Total	$1,707	$41,188		$—	$42,895

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 –	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)   The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)   There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Funds, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 19, 2009